                   Oppenheimer Convertible Securities Fund
                    Supplement dated July 31, 2001 to the
                        Prospectus dated April 1, 2001

The Prospectus is changed as follows:

1.    The  paragraph  captioned  "Class N  Shares"  under  the  heading  "What
   Classes of Shares  Does the Fund  Offer?" on page 16 is revised by deleting the  first  four  sentences  of that  section  and  replacing  it with  the following sentence:

      If  you  buy  Class  N  shares  (available  only  through  certain retirement  plans),  you  pay  no  sales  charge  at the  time  of purchase, but you will pay an annual asset-based sales charge.

2.    The  first  and  second  sentences  of the  section  captioned  "Class A
   Contingent  Deferred Sales Charge" on page 19 are deleted and replaced with the following:

      There is no initial sales charge on non-retirement  plan purchases of  Class A  shares  of any one or more of the  Oppenheimer  funds aggregating  $1  million  or more,  or for  certain  purchases  by particular  types of  retirement  plans  that  were  permitted  to purchase  such  shares  prior to March 1,  2001.  (After  March 1,
      2001,   retirement   plans  are  not  permitted  to  make  initial
      purchases  of  Class A shares  subject  to a  contingent  deferred
      sales   charge.)   The   Distributor   pays   dealers   of  record
      concessions  in an amount equal to 1.0% of purchases of $1 million or more other than by those grandfathered retirement accounts.

3.    The  following  sentence  which  is  the  last  sentence  in  the  first paragraph  in the section  captioned  "Class A  Contingent  Deferred  Sales
   Charge" on page 19 is deleted:

      That  concession  will  not be  paid on  purchases  of  shares  in
      amounts   of  $1  million   or  more   (including   any  right  of
      accumulation)  by a  retirement  plan that  pays for the  purchase with the  redemption  proceeds  of  Class C shares  of one or more
      Oppenheimer funds held by the plan for more than one year.

4.    The following is added after "Can You Reduce Class A Sales  Charges?" on page 20:

      Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more
      Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special
      agreement with the Distributor, and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.  There is no contingent deferred sales charge upon the redemption of such shares.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale.  That concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more
      Oppenheimer funds held by the plan for more than (18) months.

5.    The first  paragraph  in "How Can You Buy Class N Shares?" on page 18 is revised to read as follows:

      Class  N  shares  are  offered  only  through   retirement   plans
      (including  IRAs and 403(b) plans) that purchase  $500,000 or more of  Class N shares  of one or more  Oppenheimer  funds or  through retirement  plans (not  including IRAs and 403(b) plans) that have
      assets   of   $500,000   or   more   or  100  or   more   eligible
      participants.   See  "Availability  of  Class  N  shares"  in  the
      Statement of Additional  Information for other circumstances where
      Class N shares are available for purchase.

                            Continued on next page

6.    The  following  is  added  to  the  end  of  the  last  paragraph  under
"Distribution  and  Service  Plans for Class B, Class C and Class N Shares" on
page 21:

      That sales  concession  on the sale of Class N shares  will not be paid on (i)  purchases of Class N shares in amounts of $500,000 or more by a  retirement  plan  that pays for the  purchase  with the redemption  proceeds of Class C shares of one or more  Oppenheimer funds  held by the  plan  for  more  than  one  year  (other  than rollovers from an OppenheimerFunds-sponsored  Pinnacle or Ascender
      401(k) plan to any IRA invested in the  Oppenheimer  funds),  (ii)
      purchases  of Class N shares in amounts of  $500,000  or more by a retirement  plan that pays for the  purchase  with the  redemption proceeds  of  Class  A  shares  of one or more  Oppenheimer  funds
      (other than rollovers from an OppenheimerFunds-sponsored  Pinnacle or  Ascender  401(k) plan to any IRA  invested in the  Oppenheimer
      funds),   and  (iii)  on   purchases  of  Class  N  shares  by  an
      OppenheimerFunds  - sponsored  Pinnacle  or  Ascender  401(k) plan made  with the  redemption  proceeds  of Class A shares  of one or more Oppenheimer funds.

7.    The following  replaces the third  sentence  under the heading  entitled
"Oppenheimerfunds Internet Web Site." on page 24:

      To perform  account  transactions  or obtain  account  information online,  you must first  obtain a user I.D.  and  password on that website.

July 31, 2001
PS0345.013
------------------------------------------------------------------------------

                   Oppenheimer Convertible Securities Fund
------------------------------------------------------------------------------

6803 S. Tucson Way, Englewood, Colorado 80112
1.800.525.7048

      Statement of Additional Information dated April 20, 2001, revised
                                July 31, 2001

This Statement of Additional  Information  is not a Prospectus.  This document contains additional information about the Fund and supplements  information in the  Prospectus  dated April 20,  2001.  It should be read  together  with the
Prospectus,  which may be  obtained by writing to the Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217 or by
calling  the  Transfer  Agent  at  the  toll-free  number  shown  above  or by
downloading   it   from   the   OppenheimerFunds    Internet   web   site   at
www.oppenheimerfunds.com.

Contents
Page

                                About the Fund

                              About Your Account

                     Financial Information About the Fund

        Appendix C: Special Sales Charge Arrangements and Waivers C-1
------------------------------------------------------------------------------

A B O U T  T H E  F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc.,  can  select for the Fund.  Additional  explanations  are also  provided about the strategies the Fund can use to try to achieve its objective.

The Fund's  Investment  Policies.  The allocation of the Fund's  portfolio and the techniques  and strategies  that the Manager uses will vary over time. The
Fund is not required to use all of the  investment  techniques  and strategies described  below  in  seeking  its  goal.  It may  use  some  of  the  special investment techniques and strategies at some times or not at all.

      |X|  Convertible  Securities.  Convertible  securities are  fixed-income securities  that may be exchanged for or converted into the underlying  common stock of the issuer at the option of the holder  during a specified  period of time.  Convertible  securities  may  take the  form of  convertible  preferred stock,  convertible  bonds or notes,  or other  fixed-income  securities  with stock  purchase  warrants.  They may have a  combination  of the  features  of several of these securities.

      Because of the conversion feature,  the price of a convertible  security normally  will vary in  proportion  to changes in the price of the  underlying common  stock.  Convertible  securities  in general  are subject to less price volatility than the common stocks into which they are  convertible  because of their  comparatively  higher yields.  The investment  characteristics  of each
convertible   security  vary,  and  that  variety  enables  the  Fund  to  use convertible  securities in different ways to pursue its  investment  objective of high total return.  For example, the Fund can invest in:
o     convertible  securities  that provide a relatively high level of income, with less appreciation potential,
o     convertible  securities  that have  high  appreciation  potential  and a relatively low level of income, and
o     convertible  securities that provide some combination of both income and appreciation potential.

      Convertible  bonds and  convertible  preferred  stocks are  fixed-income
securities  that  retain  the  investment   characteristics   of  fixed-income
securities  until they have been converted.  The holder is entitled to receive the fixed income of a bond or the  dividend  preference  of a preferred  stock until the holder  elects to exercise  the  conversion  privilege.  Convertible securities  are senior  securities  and  therefore  have a claim  against  the assets of the  issuing  corporation  that is superior to the claims of holders
of  the  issuer's   common  stock  upon   liquidation   of  the   corporation.
Convertible  securities,   however,  are  generally  subordinated  to  similar
non-convertible  securities  of the same  company.  The  interest  income  and
dividends  from   convertible   bonds  and  preferred  stocks  provide  income
potential and yields that are generally  higher than common stocks,  but which are generally lower than non-convertible securities of similar credit quality.

      As with all fixed-income securities,  convertible securities are subject to changes in value from changes in the level of  prevailing  interest  rates.
However,  the conversion feature of convertible  securities,  giving the owner the right to exchange them for the issuer's  common stock,  in general  causes the market value of  convertible  securities to increase when the value of the underlying  common  stock  increases,  and to fall when the stock price falls.
Since securities  prices  fluctuate,  however,  there can be no assurance that
the  market  value  of  convertible  securities  will  increase.   Convertible
securities  generally do not have the same potential for capital  appreciation as the  underlying  stock.  When the value of the  underlying  common stock is falling,  the value of the  convertible  security may not  experience the same decline as the underlying  common stock. It tends to decline to a level (often
called  investment  value)  approximating  the   yield-to-maturity   basis  of
non-convertible debt of similar credit quality.

      Many  convertible  securities  sell at a premium  over their  conversion values.  Conversion  value is the  number  of  shares  of  common  stock to be received  upon  conversion  multiplied  by the  current  market  price  of the stock.  That premium  represents  the price  investors  are willing to pay for
the  privilege  of  purchasing  a   fixed-income   security   having   capital
appreciation  potential because of the conversion privilege.  If the Fund buys a  convertible  security  at a  premium,  there can be no  assurance  that the underlying  common  stock will  appreciate  enough for the Fund to recover the premium on the convertible security.

      While some convertible  securities are a form of debt security,  in many cases their conversion  feature (allowing  conversion into equity  securities)
causes them to be regarded by the Manager more as "equity  equivalents."  As a result,  the rating  assigned to the security has less impact on the Manager's investment  decision  than in the case of  non-convertible  debt  fixed-income securities.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion  value,  the security will behave more like a debt security and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value,  the security  will behave more like an equity  security.  In that case it will likely sell at a premium over its conversion  value and its price will tend to fluctuate directly with the price of the underlying security.

      |X| Convertible  Preferred Stock.  Preferred stock, unlike common stock,
has  a  stated  dividend  rate  payable  from  the   corporation's   earnings.
Preferred stock dividends may be cumulative or non-cumulative,  participating, or auction rate.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends  to be paid  before  dividends  can be paid to the issuer's  common stock.  "Participating"  preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing the stock to be called or redeemed  prior to its maturity,  which can have a negative  impact on the  stock's  price when  interest  rates  decline.
Preferred   stock  generally  has  a  preference  over  common  stock  on  the distribution  of a  corporation's  assets in the event of  liquidation  of the
corporation.   The   rights  of   preferred   stock  on   distribution   of  a
corporation's  assets in the event of a liquidation are generally  subordinate to the rights associated with a corporation's debt securities.

      While preferred stock is an equity security,  some convertible preferred stock has  characteristics  of both a debt  security and a call option.  These securities  can be  considered  derivative  securities  because  of their call option component,  described below.  Typically these stocks are convertible to common  stock after a  three-year  period  (although  they are callable by the issuer prior to  conversion).  They pay a cumulative,  fixed  dividend that is senior to, and expected to be in excess of, the  dividends  paid on the common stock of the same issuer.

o     Mandatory-Conversion  Securities.  The Fund can  also  invest  in a more
   recently-developed   variety  of  convertible  securities  referred  to  as
   "mandatory-conversion  securities."  These  securities may combine  several of the features of debt  securities and equity  securities,  including both preferred  stock and common  stock.  Unlike  more  traditional  convertible securities,  however,  many of these securities have a mandatory conversion feature and an  adjustable  conversion  ratio.  As a result,  many of these securities offer limited  potential for capital  appreciation  and, in some instances, are subject to unlimited potential for loss of capital.

      These securities are designed and marketed by major  investment  banking
firms  and  trade  in  the  marketplace   under  various   acronyms  that  are
proprietary  to the  investment  banking  firm.  The  Fund may be  exposed  to counter-party risk to the extent it invests in synthetic mandatory  conversion securities which are issued by investment  banking firms.  Those are unsecured obligations  of the issuing  firm.  Should the firm that  issued the  security experience  financial  difficulty,  its  ability to perform  according  to the terms  of  the  security  might  become  impaired.  The  mandatory  conversion securities  which  may  be  purchased  by  the  Fund  include,  among  others,
"equity-linked  debt  securities,"  discussed below, and certain  varieties of convertible preferred stock.

      At any time  prior to the  mandatory  conversion  date,  the  issuer can redeem the preferred  stock. At its mandatory  conversion  date, the preferred stock is  converted  into a share (or a fraction  of a share) of the  issuer's common stock at the call price that was  established at the time the preferred stock was issued.  Generally,  the call price is 30% to 45% above the price of the issuer's  common stock at the time the  preferred  stock is issued and may be  subject  to  downward  adjustment  over  time.  If the share  price of the related  common stock on the mandatory  conversion  date is less than the call price,  the holder of the preferred  stock will  nonetheless  receive only one share of common  stock for each  share of  preferred  stock  (plus cash in the amount of any accrued but unpaid dividends).

      The issuer  must issue to the holder of the  preferred  stock the number of shares of common  stock equal to the call price of the  preferred  stock in effect on the date of  redemption  divided by the  market  value of the common stock.  That market  value  typically  is  determined  one or two trading days prior to the date  notice of  redemption  is given.  The issuer  must also pay the holder of the  preferred  stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock.

      Convertible  preferred  stock is subject to the same  market risk as the common  stock of the issuer.  However that risk may be mitigated by the higher dividend  paid  on the  preferred  stock.  This  convertible  preferred  stock offers limited  opportunity  for  appreciation,  however,  because of the call feature.  If the market  value of the issuer's  common stock  increases to the call  price or above the call  price of the  preferred  stock,  the issuer can
(and would be expected  to) call the  preferred  stock for  redemption  at the call price.  This  convertible  preferred stock is also subject to credit risk of the issuer as to its ability to pay the  dividend.  Generally,  convertible preferred  stock is less volatile than the related common stock of the issuer, in part because of the fixed dividend.

o     Equity-Linked   Debt  Securities.   The  Fund  can  purchase   mandatory
   conversion debt securities  whose principal amount at maturity depends upon the performance of a specified equity security.  These  "equity-linked debt securities"  are a form of  derivative  security  and differ from  ordinary debt  securities in that the principal  amount  received at maturity is not fixed.  Instead,  their principal value is based on the price of the linked equity  security  at  the  time  the  debt  security  matures.  These  debt securities  usually mature in three to four years,  and during the years to maturity pay interest at a fixed rate.

      Although these debt  securities  are typically  adjusted for events such as stock  splits,  stock  dividends  and certain  other events that affect the market  value of the  linked  equity  security,  the debt  securities  are not adjusted if additional  equity  securities  are issued for cash. An additional issuance  of  equity  securities  of the type to which  the debt  security  is linked  could  adversely  affect the price of the debt  security.  In general, however,  these debt  securities are less volatile than the equity  securities to which they are linked.

      |X| Interest Rate Risk.  Interest  rate risk refers to the  fluctuations in value of fixed-income  securities  resulting from the inverse  relationship between price and yield.  For example,  an increase in general  interest rates
will  tend  to  reduce  the  market  value  of   already-issued   fixed-income
investments,  and a decline in general  interest  rates will tend to  increase their value. In addition,  debt securities with longer maturities,  which tend to have higher yields,  are subject to  potentially  greater  fluctuations  in
value  from  changes  in  interest   rates  than   obligations   with  shorter
maturities.

      While the  changes in value of the  Fund's  portfolio  securities  after they are  purchased  will be  reflected  in the net asset  value of the Fund's shares,  those  changes  normally  do not affect the  interest  income paid by those  securities  (unless the security's  interest is paid at a variable rate
pegged  to  particular   interest   rate   changes).   However,   those  price
fluctuations  will be  reflected  in the  valuations  of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

      |X| Credit  Risk.  Credit  risk  relates to the ability of the issuer to meet  interest or  principal  payments or both as they become due. In general, lower-grade,  higher-yield  bonds  are  subject  to  credit  risk to a greater extent than lower-yield, higher-quality bonds.

      The    Fund's    debt     investments     can    include     high-yield,
non-investment-grade   bonds   (commonly   referred   to  as  "junk   bonds").
Investment-grade  bonds are bonds  rated at least  "Baa" by Moody's  Investors
Service,  Inc., at least "BBB" by Standard & Poor's Rating  Services or Fitch,
Inc., or that have comparable ratings by another  nationally-recognized rating organization.

      In making  investments in debt securities,  the Manager may rely to some extent on the ratings of ratings  organizations or it may use its own research to evaluate a security's  credit-worthiness.  If securities  the Fund buys are unrated,  they are assigned a rating by the Manager of  comparable  quality to bonds having similar yield and risk  characteristics  within a rating category of a rating organization.

      The  Fund  does  not  have  investment  policies  establishing  specific maturity  ranges  for the  Fund's  investments,  and  they may be  within  any maturity range (short,  medium or long) depending on the Manager's  evaluation of investment  opportunities  available  within the debt  securities  markets.
Generally,  however, it is expected that the Fund's average portfolio maturity will be of a  longer  average  maturity.  The Fund may  shift  its  investment focus to  securities  of longer  maturity  as  interest  rates  decline and to securities of shorter maturity as interest rates rise.

o     Special Risks of  Lower-Grade  Securities.  The Fund can invest  without limit in lower-grade  debt  securities,  and the Fund will normally  invest
   its  assets   primarily  in  these   securities  to  seek  its   objective.
   Lower-grade  securities  tend to offer higher yields than  investment-grade securities,  but also are subject to greater risks of default by the issuer in its  obligations to pay interest  and/or repay principal on the maturity of the security.

      "Lower-grade" debt securities are those rated below "investment  grade,"
which  means  they have a rating  lower  than  "Baa" by  Moody's or lower than
"BBB" by Standard & Poor's or Fitch,  Inc., or similar ratings by other rating organizations.  If they are unrated,  and are  determined by the Manager to be of comparable  quality to debt securities rated below investment  grade,  they are considered  part of the Fund's  portfolio of lower-grade  securities.  The
Fund will not invest in securities  rated below "C" or which are in default at the time the Fund buys them.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  below.  There is a greater  risk that the issuer may default on its obligation  to  pay  interest  or to  repay  principal  than  in the  case  of investment-grade  securities.  The issuer's low  creditworthiness may increase the  potential  for its  insolvency.  An  overall  decline  in  values  in the high-yield  bond  market  is also  more  likely  during a period  of a general economic  downturn.  An economic  downturn  or an  increase in interest  rates could severely disrupt the market for high-yield  bonds,  adversely  affecting the  values of  outstanding  bonds as well as the  ability  of  issuers to pay interest or repay principal.  In the case of foreign  high-yield bonds,  these risks are in addition to the special  risk of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock,  convertible  securities may be less  subject to some of these  risks than  non-convertible  high-yield bonds,  since stock may be more liquid and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds,  those securities  may  be  subject  to  special  risks  and  have  some  speculative characteristics.  Definitions of the debt security  ratings  categories of the principal  rating  organizations  are included in Appendix A to this Statement of Additional Information.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use some of them.

      |X| Portfolio  Turnover.  The Fund may engage in  short-term  trading to some  degree  try to  achieve  its  objective.  It does not  expect  to have a portfolio  turnover  rate in  excess  of  150%  annually.  Portfolio  turnover affects  brokerage  costs the Fund pays.  If the Fund  realizes  capital gains when it sells its  portfolio  investments,  it must  generally pay those gains out to  shareholders,  increasing their taxable  distributions.  The Financial
Highlights  table at the end of this  Prospectus  shows the  Fund's  portfolio turnover rates during the Fund's five most recent fiscal years.

      |X|  Foreign  Securities.  The  Fund  can  invest  up to 15% of its  net assets in  foreign  securities.  These  primarily  will be  fixed-income  debt securities  issued or guaranteed by foreign  companies.  "Foreign  securities"
include equity and debt  securities of companies  organized  under the laws of countries  other  than the  United  States.  They  may be  traded  on  foreign securities exchanges or in the foreign over-the-counter markets.

      The  percentage  of the Fund's  assets that will be allocated to foreign securities  will vary  over  time  depending  on a number  of  factors.  Those factors may include the Manager's  analysis of relative  yields of foreign and
U.S.  securities,  the  economies  of foreign  countries,  the  condition of a country's  financial markets,  the interest rate climate of particular foreign countries and the  relationship of particular  foreign  currencies to the U.S.
dollar.  The Manager  analyzes  fundamental  economic  criteria  (for example, relative  inflation  levels and  trends,  growth  rate  forecasts,  balance of payments  status,  and economic  policies) as well as technical  and political data.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations,  because they  are not  subject  to  many  of the  special  considerations  and  risks, discussed below, that apply to foreign securities traded and held abroad.

      Because  the  Fund  can  purchase  securities   denominated  in  foreign
currencies,  a change in the value of such foreign  currency  against the U.S.
dollar will result in a change in the amount of income the Fund has  available for  distribution.  Because a portion of the Fund's  investment  income may be received  in foreign  currencies,  the Fund will be  required  to compute  its income in U.S.  dollars for  distribution to  shareholders,  and therefore the
Fund  will  absorb  the  cost of  currency  fluctuations.  After  the Fund has distributed  income,  subsequent  foreign  currency  losses  may result in the
Fund's having  distributed more income in a particular  fiscal period than was available from  investment  income,  which could result in a return of capital to shareholders.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to invest in foreign  issuers  that  appear to offer high  income potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking advantage of foreign  securities markets that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Risks of  Foreign  Investing.  Investments  in  foreign  securities  may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency rates or currency control  regulations  (for example,  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards
               in  foreign   countries   comparable  to  those  applicable  to
               domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
               U.S.;
o     less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
               taxation,   political,   financial  or  social  instability  or
               adverse diplomatic developments; and
o     unfavorable   differences   between   the  U.S.   economy   and  foreign
               economies.
      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special  Risks of Emerging  Markets.  Emerging  and  developing  markets abroad may also offer  special  opportunities  for  investing but have greater risks than more developed  foreign markets,  such as those in Europe,  Canada,
Australia,  New Zealand and Japan.  There may be even less  liquidity in their securities  markets,  and settlements of purchases and sales of securities may be  subject  to  additional  delays.  They are  subject  to  greater  risks of limitations  on the  repatriation  of income and  profits  because of currency restrictions  imposed  by  local  governments.  Those  countries  may  also be subject to the risk of greater political and economic  instability,  which can greatly  affect the  volatility of prices of  securities  in those  countries.
The Manager will consider  these factors when  evaluating  securities in these markets,  because the selection of those  securities  must be consistent  with the Fund's investment objective.

o     Risks of  Conversion to Euro.  On January 1, 1999,  eleven  countries in the  European  Union  adopted the euro as their  official  currency.  However, their current  currencies  (for example,  the franc,  the mark,  and the lira)
will also  continue  in use until  January  1, 2002.  After  that date,  it is expected  that  only  the  euro  will be used in  those  countries.  A  common
currency  is  expected  to  confer  some   benefits  in  those   markets,   by
consolidating  the  government  debt market for those  countries  and reducing some  currency  risks and costs.  But the  conversion to the new currency will affect the Fund  operationally and also has potential risks, some of which are listed below.  Among other things, the conversion could affect:
o     issuers  in  which  the  Fund   invests,   because  of  changes  in  the
               competitive  environment  from a consolidated  currency  market and  greater  operational  costs  from  converting  to the  new currency.  This might depress securities values.
o     vendors  the Fund  depends  on to carry  out its  business,  such as its custodian  bank (which  holds the foreign  securities  the Fund buys), the Manager (which must price the Fund's  investments to deal with the  conversion  to the euro)  and  brokers,  foreign
               markets   and   securities   depositories.   If  they  are  not
               prepared,  there could be delays in settlements  and additional costs to the Fund.
o     exchange  contracts  and  derivatives  that are  outstanding  during the
               transition   to  the   euro.   The   lack  of   currency   rate
               calculations  between the affected  currencies  and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded  (at its expense) its computer and  bookkeeping systems to deal with the  conversion.  The Fund's  custodian  bank has advised the Manager of its plans to deal with the  conversion,  including  how it will
update  its  record  keeping   systems  and  handle  the   redenomination   of
outstanding  foreign debt. The Fund's portfolio  manager will also monitor the effects  of the  conversion  on the  issuers  in which the Fund  invests.  The possible  effect  of  these  factors  on  the  Fund's  investments  cannot  be determined  with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

         |X| Warrants.  As a fundamental  policy,  the Fund cannot invest more than 15% of the value of its net assets in  warrants,  and not more than 5% of the Fund's net assets may be invested  in warrants  that are not listed on The
New York Stock Exchange or The American Stock  Exchange.  That policy does not limit the Fund's  acquisition  of warrants that have been acquired in units or attached to other  securities.  This fundamental  policy is currently  limited by an operational  policy under which the Fund will not invest more than 5% of the  value of the its net  assets  in  warrants,  and not more  than 2% of the
Fund's net assets may be invested  in warrants  that are not listed on the New
York or American Stock  Exchanges.  Warrants  acquired by the Fund in units or attached  to  securities  are deemed to be without  value for  purposes of the limitation imposed by the operational policy.

      A warrant  basically is an option to purchase common stock at a specific price valid for a specific  period of time.  Usually the price is at a premium above  the  market  value of the  applicable  common  stock  at its  issuance.
Warrants  may have a life ranging from less than a year to twenty years or may be perpetual.  However,  many warrants have expiration  dates after which they are  worthless  unless the warrants are  exercised or sold before they expire.
In  addition,  if the  market  price of the  common  stock does not exceed the exercise  price of the  warrant  during the life of the  warrant,  the warrant will expire  worthless.  Warrants have no voting rights,  pay no dividends and have no rights with  respect to the assets of the  corporation  issuing  them.
The market  price of a warrant may  increase or decrease  more than the market price of the optioned common stock.

            |X|  Repurchase  Agreements.   The  Fund  can  acquire  securities
subject  to  repurchase  agreements.  It might do so for  temporary  defensive purposes or for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase  transaction,  the Fund acquires a security  from,  and simultaneously  resells it to an  approved  vendor for  delivery  on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been  designated a primary  dealer in  government  securities,  which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to  resale  typically  will  occur  within  one to five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding illiquid investments.

      Repurchase  agreements,  are collateralized by the underlying  security.
The  Fund's  repurchase  agreements  require  that  at  all  times  while  the repurchase  agreement  is in  effect,  the  collateral's  value  must equal or exceed the repurchase price to fully  collateralize the repayment  obligation.
Additionally,  the Manager  will  monitor  the  vendor's  creditworthiness  to confirm that the vendor is  financially  sound and will  continuously  monitor the collateral's  value.  However, if the vendor fails to pay the resale price on the delivery  date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X| Illiquid and Restricted  Securities.  Under policies  established by the Fund's Board of Trustees,  the Manager determines the liquidity of some of
the  Fund's  securities.   The  Manager  monitors  holdings  of  illiquid  and
restricted  securities  on an ongoing  basis to determine  whether to sell any holdings to maintain adequate liquidity.

      To enable the Fund to sell its  holdings of a  restricted  security  not registered  under the Securities Act of 1933, the Fund may have to cause those
securities  to  be  registered.   The  expenses  of   registering   restricted
securities  may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must  arrange  registration  because  the
Fund wishes to sell the security,  a  considerable  period may elapse  between the time the  decision is made to sell the  security and the time the security is  registered  so that the Fund  could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted  securities through private  placements.
Those securities have contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information,  among other factors.  If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's holdings of that security may be considered to be illiquid.  Illiquid securities include repurchase  agreements maturing in more than seven days.

      |X|  Borrowing  for  Leverage.  The Fund has a  fundamental  policy that permits it to borrow from banks on an unsecured  basis, to invest the borrowed funds in portfolio  securities.  This  technique is known as  "leverage."  The
Fund may borrow only from  banks.  Under  applicable  law,  borrowings  can be made  only to the  extent  that  the  value  of the  Fund's  assets,  less its liabilities  other  than  borrowings,  is  equal  to  at  least  300%  of  all borrowings  (including  the  proposed  borrowing).  If the value of the Fund's assets  fails  to meet  this  300%  asset  coverage  requirement,  the Fund is required  to reduce its bank debt  within 3 days to meet the  requirement.  To do so,  the  Fund  might  have  to  sell a  portion  of its  investments  at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the
Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

      |X|  Loans of  Portfolio  Securities.  To raise  cash for  liquidity  or income  purposes,  the  Fund can lend its  portfolio  securities  to  brokers, dealers  and other  types of  financial  institutions  approved  by the Fund's
Board of  Trustees.  These loans are limited to not more than 10% of the value of the  Fund's  net  assets  under  guidelines  established  by the  Board  of
Trustees.  The Fund currently does not intend to lend its securities.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in  recovery of the loaned  securities  if the  borrower  defaults.
The  Fund  must  receive  collateral  for a  loan.  Under  current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the  demand  meets  the  terms  of the  letter.  The  terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.
      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative
investments  to  seek  income  or  for  hedging   purposes.   Some  derivative
investments  the Fund can use are the hedging  instruments  described below in this Statement of Additional Information.

      Among  the  derivative  investments  the Fund can  invest  in are  "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities" of an issuer  described in "Convertible  Preferred  Stock," above.
At maturity,  the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's  common stock at the time of maturity.  Both
alternatives  present a risk that the amount  payable at maturity will be less than the  principal  amount  of the debt  because  the  price of the  issuer's common stock might not be as high as the Manager expected.

      |X|  Hedging.  The Fund can use  hedging to  attempt to protect  against declines in the market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio  securities that have  appreciated, or to facilitate  selling  securities  for  investment  reasons.  To do so the
Fund could:
o     buy puts on securities, or
o     write  covered  calls on  securities.  Covered calls can also be written on debt securities to attempt to increase the Fund's income.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The particular  options the Fund can use are described  below. The Fund may employ other hedging  instruments and strategies in the future,  if those  investment methods are consistent  with the Fund's  investment  objective and fundamental policies,  are permissible under applicable regulations governing the Fund and are approved by the Fund's Board of Trustees.

      The Fund can buy and sell only certain  kinds of put options  (puts) and call options (calls).  The Fund limits its options trading activity to writing covered  calls  on  stocks  (including  the  stock  underlying  a  convertible security the Fund owns),  purchasing put options on stocks,  and entering into closing transactions.  These strategies are described below.

o     Writing  Covered Call  Options.  The Fund can write (that is, sell) call options  on  stocks.  The  Fund's  call  writing  is  subject  to a number  of restrictions:
(1)   Calls the Fund sells must be listed on a national securities exchange.
(2)   Each call the Fund writes  must be  "covered"  while it is  outstanding.
               That  means  the Fund  must own the stock on which the call was written  or must own a security  convertible  into the stock on which the option is written.
(3)   As a fundamental  policy,  the Fund cannot write a call that would cause the value of its securities  underlying call options (valued at the lower of the  option  price or market  value) to exceed 25%
               of its net assets.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a premium).  The Fund agrees to sell the  underlying  investment  to a purchaser of a  corresponding  call on the same  security  during  the call  period at a fixed  exercise  price  regardless  of market  price  changes  during the call period.  The call period is usually not more than nine  months.  The  exercise price may differ from the market price of the  underlying  security.  The Fund has  retained the risk of loss that the price of the  underlying  security may decline during the call period.  That risk may be offset to some extent by the premium  the  Fund  receives.  If the  value of the  investment  does not rise above the call  price,  it is likely  that the call will lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank, will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges,  or as to other acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

      The  Fund may buy  calls  only to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  must  be  listed  on  a  securities exchange.  To terminate its obligation on a call it has written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close  out the  transaction.  A profit  may  also be  realized  if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such  profits are  considered  short-term  capital gains for federal  income tax  purposes,  as are the premiums on lapsed calls.
When  distributed  by the Fund they are  taxable as  ordinary  income.  If the
Fund  cannot  effect  a  closing  purchase  transaction  due to the  lack of a market,  it will have to hold the callable  securities  until the call expires or is exercised.

o     Purchasing  Puts.  The Fund may buy  only  those  puts  that  relate  to stocks,  including stocks underlying the convertible  securities that the Fund owns.  The  Fund  may  not  sell  puts  other  than  puts  it  has  previously purchased, to close out a position.

      When the Fund  purchases  a put,  it pays a  premium.  The Fund then has the right to sell the  underlying  investment  to a seller of a  corresponding put on the same  investment  during the put period at a fixed exercise  price.
Buying a put on a stock  enables  the Fund to  protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise price.  If the market price of the underlying  investment is equal to or above  the  exercise  price  and as a result  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will lose its premium  payment  and the right to sell the  underlying investment.  A put  may be  sold  prior  to  expiration  (whether  or not at a profit).

o     Risks of Hedging with Options.  The use of hedging instruments  requires special skills and knowledge of investment  techniques that are different than what is  required  for normal  portfolio  management.  If the  Manager  uses a hedging instrument at the wrong time or judges market conditions  incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate. The Fund could pay a brokerage  commission  each time it buys a call or put,  sells a call,  or buys or  sells  an  underlying  investment  in connection  with the  exercise  of a call or put.  Such  commissions  might be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation  to the market  value of the  underlying  investments.  Consequently, put and call options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the Fund's net asset  value being more sensitive to changes in the value of the underlying investment.
      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.

o     Regulatory  Aspects of Hedging  Instruments.  Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges  limit the maximum  number of options that may be written or held by a single  investor  or group of  investors  acting in  concert.  Those  limits apply  regardless of whether the options were written or purchased on the same or different exchanges,  or are held in one or more accounts or through one or more different  exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options  written or held by other entities,  including other investment  companies having the same advisor  as the  Fund  (or an  advisor  that  is an  affiliate  of the  Fund's advisor).  An exchange may order the  liquidation of positions  found to be in violation of those limits and may impose certain other sanctions.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:
o     67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is not a fundamental  policy,  but will not be changed  without  approval by the Fund's  Board of  Trustees  and prior notice to  shareholders.  Other  policies  described in the Prospectus or this
Statement  of  Additional  Information  are  "fundamental"  only if  they  are identified  as such.  The Fund's Board of Trustees can change  non-fundamental
policies  without  shareholder  approval.  However,   significant  changes  to
investment  policies  will be  described  in  supplements  or  updates  to the
Prospectus or this Statement of Additional  Information,  as appropriate.  The
Fund's most significant investment policies are described in the Prospectus.

      o Does the Fund Have  Additional  Fundamental  Policies?  The  following investment restrictions are fundamental policies of the Fund:

o     The Fund may not invest  more than 25% of the value of the Fund's  total assets in the  securities  of any one  issuer or any group of  issuers  in the same  industry.  However,  this  restriction  does not  prevent  the Fund from investing  more  than 25% of its  total  assets in  securities  of the  United
States government, or its agencies or instrumentalities.

o     With  respect  to 50% of its  total  assets,  the Fund  must  limit  its investments to cash, cash items, U.S. government  securities and securities of issuers in which its  investments are limited to not more than 5% of the value of its total assets in the  securities of any one issuer and not more than 10%
of its total assets in the outstanding voting securities of any one issuer.

o     The Fund may not purchase  securities on margin.  However,  the Fund can
obtain  unsecured  loans  to  purchase   securities.   The  aggregate  of  all
unsecured loans,  however,  may not exceed 50% of the Fund's total assets.  It can also borrow  amounts  equivalent  to up to 5% of the Fund's net assets for temporary, extraordinary or emergency purposes.

o     The Fund may not make  short  sales on  securities  or  maintain a short position.  An  exception  the  Fund  can do so if at all  times  when a  short position is open, the Fund owns an equal amount of the  securities  sold short or the Fund owns  securities that are  convertible  into or  exchangeable  for securities of the same issue as, and equal in amount to, the  securities  sold short,  without  payment  of further  consideration.  Not more than 10% of the
Fund's  total  assets may be held as  collateral  for these short sales at any one time.

o     The Fund may not  purchase or sell put and call options nor write put or call  options,  except as set forth in the  Prospectus  or this  Statement  of
Additional Information.

o     The Fund may not invest in  warrants  in amounts in excess of 15% of the value of its net assets.  The  valuation  of warrants  for the purpose of that limitation  shall  be  determined  at the  lower  of  cost  or  market  value.
Warrants  acquired by the Fund as part of a unit or attached to  securities at the time of purchase do not count  against  that  percentage  limitation.  Not more than 5% of the Fund's net assets may be  invested  in  warrants  that are not listed on The New York Stock Exchange or The American Stock Exchange.

o     The Fund may not make loans.  However,  this  policy  does not  prohibit the Fund from (1) making loans of its  portfolio  securities,  (2)  purchasing notes,  bonds or other  evidences of  indebtedness,  (3) making  deposits with banks  and other  financial  institutions,  or (4)  entering  into  repurchase agreements.

o     The Fund may not  purchase or sell real  estate or real estate  mortgage loans.  However,  the Fund may invest not more than 5% of its total  assets in marketable securities of real estate investment trusts.

o     The Fund may not deal in commodities or commodities contracts.

o     The Fund may not purchase or retain  securities  of any issuer if any of its  officers  and  trustees,  or any of the  officers  and  directors  of the
Manager or the Distributor  own  individually  beneficially  more than 0.5% of the  outstanding  securities  of  that  issuer,  or if  all of  those  persons together own more than 5% of that issuer's securities.

o     The Fund may not  invest  more than 5% of the value of its total  assets in securities of any company  (including its  predecessors)  that has not been in business for at least three consecutive years.

o     The Fund may not issue any  securities  that are senior to shares of the
   Fund.

o     The Fund may not underwrite securities of other issuers.

o     The Fund may not acquire securities of any other investment  company, if as a result of that  acquisition,  the Fund  would own in the  aggregate:  (1)
more than 3% of the voting stock of that  investment  company;  (2) securities of that  investment  company having an aggregate  value in excess of 5% of the value of the total assets of the Fund; or (3)  securities  of that  investment company and of any other  investment  companies (but excluding  treasury stock of those  funds)  having  an  aggregate  value in  excess  of 10% of the total assets of the Fund.  However,  none of these limitations applies to a security received  as a dividend  or as a result of an offer of  exchange,  a merger or plan of reorganization.

o     With respect to 75% of its total assets,  the Fund cannot buy securities issued or  guaranteed  by any one issuer if more than 5% of the  Fund's  total assets  would be  invested in  securities  of that issuer or if the Fund would then own more than 10% of that issuer's voting  securities.  That  restriction does not apply to cash or cash items or  securities  issued or  guaranteed  by the U.S. government or its agencies or instrumentalities.

Does the Fund Have Any Restrictions  That Are Not Fundamental?  The Fund has a
number of other  investment  restrictions  that are not fundamental  policies, which  means  that  they  can be  changed  by the  Board of  Trustees  without
shareholder   approval.   While  these  investment  policies  do  not  require
shareholder  approval to be changed, as a matter of operating policy, the Fund has  agreed  not  to  change  these  policies  without  prior  notice  to  its shareholders.  These operating  policies  provide that the Fund may not do any of the following:

o     The Fund may not  invest in any issuer  for the  purpose  of  exercising control or management of that issuer,  unless  approved by the Fund's Board of
Trustees.

o     The Fund may not invest  any part of its total  assets in  interests  in oil, gas, or other mineral  exploration or development  programs,  although it may  invest  in  securities  of  companies  which  invest in or  sponsor  such programs.  The Fund may not invest in oil, gas or other mineral leases.

o     The Fund may not  invest  more than 5% of the value of its net assets in warrants,  valued  at the  lower  of cost or  market  value.  The Fund can buy warrants  that are not listed on The New York Stock  Exchange or The  American
Stock  Exchange,  but they  count  toward the 5% limit on  warrants  described above and may not exceed 2% of the value of the Fund's  net  assets.  Warrants acquired  by the Fund in units or attached  to  securities  are not covered by this restriction.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund  makes an  investment.  In that  case the Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      In  carrying   out  its  policy  with   respect  to   concentration   of
investments,  the Fund applies that policy to prohibit the Fund from making an investment  in the  securities  of any one  issuer or group of  issuers in the same industry if that  investment  would cause 25% or more of the value of the
Fund's  total assets to be invested in that  industry.  In applying its policy not to  concentrate  its  investments,  the  Fund  has  adopted  the  industry classifications  set  forth in  Appendix  B to this  Statement  of  Additional
Information.  This is not a fundamental policy.

      In  carrying  out  its  policy   prohibiting   the  issuance  of  senior
securities,   the  Fund  interprets  that  policy  not  to  prohibit   certain
investment  activities  for  which  assets  of  the  Fund  are  designated  as segregated  to cover the related  obligations.  Examples  of those  activities include borrowing money,  repurchase agreements,  and contracts to buy or sell derivatives.

How the Fund is Managed

Organization  and  History.  The  Fund is a  series  of Bond  Fund  Series,  a
Massachusetts  business  trust  organized in 1986 as an open-end,  diversified management  investment  company with an unlimited number of authorized  shares of  beneficial  interest  (that trust is  referred  to in this  section as the
"Fund's  parent  Trust"  or the  "Trust").  The  Trust  was  originally  named
Rochester  Convertible Fund and was renamed  Rochester Fund Series,  which was its  name  until  it was  renamed  Bond  Fund  Series  in  1997.  The  Fund is currently  the only  series  of the Trust and is a  diversified  fund.  It was called  The  Bond  Fund  for  Growth  until  1997.  In  1997  it was  re-named
Oppenheimer  Bond Fund for Growth.  The Fund's name was changed to Oppenheimer
Convertible Securities Fund in 1998.

      The Fund and its  parent  Trust  are  governed  by a Board of  Trustees, which is  responsible  for  protecting  the  interests of  shareholders  under
Massachusetts  law.  The Trustees  meet  periodically  throughout  the year to oversee the Fund's (and the Trust's) activities,  review its performance,  and review the actions of the Manager.

      |X|  Classes of Shares.  The Board of  Trustees  has the power,  without shareholder  approval,  to divide unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently  has five  classes of shares,  Class A, Class B, Class C,  Class M and Class N. All  classes  invest in the  same  investment  portfolio.  Shares  are  freely  transferable.  Each share has one vote at  shareholder  meetings,  with  fractional  shares voting proportionally  on matters  submitted to the vote of shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionally  equal to the interest  of  each  other  share  of  the  same  class.  Shares  do  not  have cumulative voting rights on preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which the  interests of one class are different from the interests of another class, and
o     votes as a class on matters that affect that class alone.

      |X| Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Trust is not  required  to hold,  and  does not plan to hold,  regular  annual meetings  of  shareholders  of the Fund.  The Trust  will hold  meetings  when required to do so by the Investment  Company Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the Trustees or upon proper request of the shareholders.

            Shareholders  have the right,  upon the  declaration in writing or vote of  two-thirds  of the  outstanding  shares  of the  Trust,  to  remove a
Trustee.  The  Trustees  will call a meeting  of  shareholders  to vote on the removal of a Trustee upon the written  request of the record holders of 10% of its  outstanding  shares.  If the Trustees  receive a request from at least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee,  the Trustees will then either make the
Fund's   shareholder   list   available  to  the   applicants  or  mail  their
communication  to all  other  shareholders  at the  applicants'  expense.  The shareholders  making the request must have been  shareholders for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or more or constituting at least 1% of the Fund's outstanding shares,  whichever is less.
The  Trustees  may also take  other  action  as  permitted  by the  Investment
Company Act.

      |X|  Shareholder  and  Trustee  Liability.  The Trust's  Declaration  of
Trust contains an express  disclaimer of shareholder or Trustee  liability for the Fund's or the Trust's  obligations.  It also provides for  indemnification and  reimbursement of expenses out of the Trust's property for any shareholder held  personally  liable for its  obligations.  The  Declaration of Trust also states  that upon  request,  the Trust  shall  assume the defense of any claim made against a  shareholder  for any act or  obligation of the Trust and shall satisfy any judgment on that claim.  Massachusetts  law permits a  shareholder of a  business  trust  (such as the Trust) to be held  personally  liable as a
"partner"  under  certain  circumstances.   However,  the  risk  that  a  Fund
shareholder  will incur  financial  loss from being held liable as a "partner"
of the Fund's parent Trust is limited to the relatively  remote  circumstances in which the Trust would be unable to meet its obligations.

      The  Fund's  contractual   arrangements  state  that  any  person  doing
business  with the Fund (and each  shareholder  of the Fund)  agrees under the
Declaration   of  Trust  to  look  solely  to  the  assets  of  the  Fund  for satisfaction  of any claim or demand that may arise out of any  dealings  with the Fund.  Additionally,  the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees  and  Officers.   The  Trustees  and  officers  and  their  principal
occupations  and business  affiliations  during the past five years are listed below.  Trustees  denoted  with  an  asterisk  (*)  below  are  deemed  to  be
"interested  persons"  of the Fund  under  the  Investment  Company  Act.  Mr.
Cannon is a Trustee of the Trust,  Rochester  Portfolio  Series and  Rochester
Fund  Municipals.  All of the other  Trustees are trustees or directors of the following Oppenheimer funds:

Oppenheimer  Quest For Value Funds,  a
series  fund   having  the   following
series:
   Oppenheimer Small Cap Value Fund,
   Oppenheimer  Quest  Balanced  Value
   Fund and
   Oppenheimer    Quest    Opportunity
   Value Fund
Oppenheimer  Quest  Global Value Fund,
Inc.
Oppenheimer  Quest Capital Value Fund,
Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester  Portfolio  Series, a series
    fund having one series:
    Limited-Term  New  York  Municipal
        Fund
Bond  Fund   Series,   a  series  fund
    having one series:
    Oppenheimer            Convertible
        Securities Fund
Rochester Fund Municipals
Oppenheimer MidCap Fund

    Messrs. Bishop, Wixted,  Donohue, Farrar and Zack, who are officers of the
Fund,  respectively  hold the same  offices  of the  other  Oppenheimer  funds listed above.  As of April 2, 2001,  the Trustees and the officers of the Fund as a group  owned  less than 1% of the  outstanding  shares  of the Fund.  The foregoing  statement  does not  reflect  shares  held of record by an employee benefit  plan for  employees  of the Manager  other than  shares  beneficially owned under that plan by the officers of the Fund listed  below.  Mr.  Donohue is the trustee of that plan.

Bridget A. Macaskill*,  Chairman of the Board of Trustees and President,  Age:
52.
c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
Director/trustee of 26 investment companies in the  OppenheimerFunds  complex.
Formerly  Ms.  Macaskill  held  the  following  positions:   Chairman  (August
2000-June  2001),  Chief Executive  Officer  (September  1995-June 2001) and a
director  (December  1994-June  2001)  of the  Manager;  President  (September
1995-June  2001)  and a  director  (October  1990-June  2001)  of  Oppenheimer
Acquisition  Corp.,  the Manager's parent holding  company;  President,  Chief
Executive  Officer  and a  director  (March  2000-June  2001)  of OFI  Private
Investments,  Inc., an investment adviser subsidiary of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (August  1994-June  2001) and
Shareholder  Financial  Services,  Inc. (September  1995-June 2001),  transfer agent subsidiaries of the Manager;  President (September 1995-June 2001) and a
director (November 1989-June 2001) of Oppenheimer Partnership Holdings,  Inc.,
a  holding  company  subsidiary  of  the  Manager;  President  and a  director
(October 1997-June 2001) of  OppenheimerFunds  International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer  Millennium Funds
plc; a director of HarbourView  Asset Management  Corporation  (July 1991-June
2001) and of Oppenheimer  Real Asset  Management,  Inc. (July 1996-June 2001),
investment  adviser  subsidiaries of the Manager;  a director (April 2000-June
2001)  of   OppenheimerFunds   Legacy  Program,  a  charitable  trust  program
established  by the  Manager;  President  of the  Manager  (June 1991 - August
2000);  and a director  (until March 2001) of  Prudential  Corporation  plc (a
U.K. financial service company).

John Cannon, Trustee, Age: 71.

c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
Independent   Consultant;   Chief  Investment  Officer,   CDC  Associates,   a
registered investment adviser (1996 - June 2000);  Director,  Neuberger Berman
Income  Managers Trust,  Neuberger & Berman Income Funds and Neuberger  Berman
Trust,  (1995 - present);  Neuberger  Berman  Equity  Funds  (November  2000 -
present);  formerly Chairman and Treasurer,  CDC Associates,  (1993 - February
1996).

Paul Y. Clinton, Trustee, Age: 70.
c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
Principal of Clinton  Management  Associates,  a financial and venture capital consulting  firm;  Trustee of Capital Cash  Management  Trust,  a money-market fund and Narragansett  Tax-Free Fund, a tax-exempt bond fund;  Director of OCC
Cash Reserves,  Inc. and Trustee of OCC Accumulation  Trust, both of which are open-end investment companies.  Formerly:  Director,  External Affairs, Kravco
Corporation,   a  national   real  estate   owner  and   property   management
corporation;   President  of  Essex  Management   Corporation,   a  management
consulting  company;  a general  partner of  Capital  Growth  Fund,  a venture capital  partnership;  a general  partner  of Essex  Limited  Partnership,  an investment  partnership;  President of Geneve Corp.,  a venture  capital fund;
Chairman of Woodland Capital Corp., a small business investment  company;  and
Vice President of W.R. Grace & Co.

Thomas W. Courtney, Trustee; Age 67
c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
Principal of Courtney Associates,  Inc. (venture capital firm); former General
Partner of  Trivest  Venture  Fund  (private  venture  capital  fund);  former
President of Investment Counseling Federated Investors,  Inc.; Trustee of Cash
Assets Trust, a money market fund;  Director of OCC Cash  Reserves,  Inc., and
Trustee  of OCC  Accumulation  Trust,  both of which are  open-end  investment companies;  Trustee of Hawaiian  Tax-Free Trust and Tax Free Trust of Arizona,
tax-exempt bond funds; former Director of Financial Analysts Federation.

Robert G. Galli, Trustee, Age: 67.
c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
A  Trustee  or  Director  of other  Oppenheimer  funds.  Formerly  he held the following  positions:  Vice  Chairman  (October  1995  -  December  1997)  and
Executive  Vice  President  (December  1977 -  October  1995) of the  Manager;
Executive  Vice  President  and a  director  (April  1986 -  October  1995) of
HarbourView Asset Management Corporation.

Lacy B. Herrmann, Trustee, Age: 72.
c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
Chairman and Chief Executive  Officer of Aquila  Management  Corporation,  the
sponsoring  organization and manager,  administrator and/or sub-adviser to the following  open-end  investment  companies,  and  Chairman  of  the  Board  of
Trustees and  President  of each:  Churchill  Cash  Reserves  Trust,  Aquila -
Cascadia Equity Fund, Pacific Capital Cash Assets Trust,  Pacific Capital U.S.
Treasuries  Cash Assets  Trust,  Pacific  Capital  Tax-Free Cash Assets Trust,
Prime Cash Fund,  Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For
Utah,  Churchill  Tax-Free  Fund  of  Kentucky,  Tax-Free  Fund  of  Colorado,
Tax-Free Trust of Oregon, Tax-Free Trust of Arizona,  Hawaiian Tax-Free Trust,
and Aquila Rocky Mountain Equity Fund; Vice  President,  Director,  Secretary,
and formerly Treasurer of Aquila Distributors,  Inc., distributor of the above funds;  President  and  Chairman  of the Board of  Trustees  of  Capital  Cash
Management  Trust  ("CCMT"),  and  an  Officer  and  Trustee/Director  of  its
predecessors;  President  and  Director  of  STCM  Management  Company,  Inc.,
sponsor  and  adviser to CCMT;  Chairman,  President  and a Director  of InCap
Management  Corporation,  formerly sub-adviser and administrator of Prime Cash
Fund and Short Term Asset Reserves;  Director of OCC Cash Reserves,  Inc., and
Trustee  of OCC  Accumulation  Trust,  both of which are  open-end  investment companies; Trustee Emeritus of Brown University.

Brian Wruble, Trustee, Age: 58

c/o OppenheimerFunds, Inc., 6803 South Tucson Way, Englewood, Colorado 80112
General   Partner,    Odyssey   Partners,   L.P.   (investment    partnership)
(1995-present);  Special Limited Partner,  Odyssey  Investment  Partners,  LLC
(private  equity  investment)   (1999-present)  and  was  Managing  Principal,
Odyssey  Investment  Partners,  LLC from 1997-1998;  Governor,  Association of
Investment  Management and Research ("AIMR")  (1992-1998);  Trustee,  Research
Foundation  of  AIMR  (1994-1995)   (2000-present);   Trustee,   Institute  of
Chartered  Financial  Analysts  (1992-1998);  Trustee,  Institute for Advanced
Study  (1992-present);  Governor,  Jerome  Levy  Economics  Institute  of Bard
College  (1990-present),  Board of Governing Trustees,  The Jackson Laboratory
(1999-present);  Board of Incorporators,  The Jackson Laboratory  (1991-1998);
Director, Ray & Berendston, Inc. (2000-present).

Ted Everett, Vice President and Portfolio Manager, Age: 34.
Two World Trade Center, New York, New York 10048-0203
Vice President of the Manager (since January 2000); formerly Assistant Vice
President of the Manager (January 1996 - January 2000); Portfolio Manager at
Fielding Management Company (July 1993 - January 1996).

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive Vice
President  (since  September  1993) and a  director  (since  January  1992) of
OppenheimerFunds Distributor,  Inc., the Fund's Transfer Agent; Executive Vice
President,   General  Counsel  and  a  director  (since   September  1995)  of
HarbourView  Asset  Management   Corporation,   Shareholder  Services,   Inc.,
Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc., of OFI Private Investments,  Inc. (since March 2000), and of PIMCO Trust
Company  (since  May  2000);  President  and a director  of  Centennial  Asset
Management  Corporation  (since  September 1995) and of Oppenheimer Real Asset
Management,  Inc.  (since July 1996);  Vice  President  and a director  (since
September  1997)  of  OppenheimerFunds   International  Ltd.  and  Oppenheimer
Millennium  Funds plc;  a  director  (since  April  2000) of  OppenheimerFunds
Legacy Program;  General  Counsel (since May 1996) and Secretary  (since April
1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999) of the  Manager;
Treasurer  (since March 1999) of  HarbourView  Asset  Management  Corporation,
Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,
Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc.,   of  OFI  Private   Investments,   Inc.   (since  March  2000)  and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
PIMCO Trust  Company;  Assistant  Treasurer  (since March 1999) of Oppenheimer
Acquisition Corp. and of Centennial Asset Management  Corporation;  an officer of other Oppenheimer  funds;  formerly  Principal and Chief Operating Officer,
Bankers  Trust  Company - Mutual Fund  Services  Division  (March 1995 - March
1999);  Vice  President  and  Chief  Financial  Officer  of  CS  First  Boston
Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager;  Assistant Secretary of Shareholder  Services,  Inc.
(since May 1985),  Shareholder Financial Services, Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996)  and a  Fund
Controller of the Manager.

Adele A. Campbell, Assistant Treasurer, Age: 37.
350 Linden Oaks, Rochester, New York 14625
Assistant Vice President of OppenheimerFunds,  Inc.  (1996-Present);  Formerly
Assistant Vice President of Rochester Fund Services, Inc. (1994 - 1996).

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller of the Manager.

    |X|  Remuneration  of Trustees.  The  officers of the Fund are  affiliated with the  Manager and  receive no salary or fee from the Fund.  Ms.  Macaskill who was  affiliated  with the Manager  until June 2001 also received no salary from  the  fund.  The  remaining  Trustees  received  the  compensation  shown below.  The  compensation  from the Fund was paid during its fiscal year ended
December  31,  2000.  The table below also shows the total  compensation  from all of the Oppenheimer  funds listed above,  including the  compensation  from the  Fund.  That  amount  represents  compensation  received  as  a  director, trustee, or member of a committee of the Board during the calendar year 2000.

-------------------------------------------------------------------------------
                                                          Total Compensation
                                                          From all Oppenheimer
                                        Retirement        Quest/Rochester
                      Aggregate         Benefits Accrued  Funds
                      Compensation      as Part of Fund   (10 Funds)2
Trustee's Name        From the Fund 1   Expenses
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
John Cannon                $3,997            $1,190             $32,4703
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Paul Y. Clinton            $12,907           $5,436             $86,439
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Thomas W. Courtney         $11,761           $4,290             $86,439
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Robert G. Galli            $ 7,472            None             $191,1344
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lacy B. Herrmann           $13,931           $6,459             $86,439
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George Loft5               $12,885           $5,413             $86,439
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Brian Wruble6               None              None                None
-------------------------------------------------------------------------------
1.    Aggregate  compensation  includes fees, deferred  compensation,  if any, and any retirement plan benefits accrued for a Trustee or Director.
2.    For the 2000 calendar year.
3.    Total  compensation for the 2000 calendar year is for 3  Quest/Rochester
   Funds.
4.    Total  compensation  for the 2000 calendar  year  includes  compensation received  for  serving as a Trustee  or  Director  of 30 other  Oppenheimer funds.
5.    Effective   April  1,  2001,  Mr.  Loft  retired  from  the  Oppenheimer
   Quest/Rochester Board.
6.    Mr.  Wruble was not a Trustee  during the Fund's fiscal year or calendar year ending December 31, 2000.

      |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement plan that  provides for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation was received.  A Trustee must serve as Trustee for any of the  Oppenheimer  Quest/Rochester/MidCap  funds listed above for at least  15  years  to be  eligible  for the  maximum  payment.  Each  Trustee's retirement  benefits  will  depend  on  the  amount  of the  Trustee's  future compensation  and length of service.  Therefore  the amount of those  benefits cannot be  determined  at this time,  nor can the Fund  estimate the number of years of credited service that will be used to determine those benefits.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the  Securities and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan without  shareholder  approval for the limited  purpose  of  determining  the  value of the  Trustee's  deferred  fee account.

      |X| Major  Shareholders.  As of April 2, 2001, the only person who owned of  record  or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares was:

      Merrill  Lynch  Pierce  Fenner & Smith Inc.  4800 Deer Lake Drive  East,
      Floor 3, Jacksonville,  Florida 32246, which owned 6,295,646.053 Class B shares  (approximately  24.19% of the Class B shares then  outstanding),
      1,623,603.186  Class C shares  (approximately  24.51%  of Class C shares then outstanding),  2,305,750.785 Class M shares  (approximately  18.38%
      of the  Class  M  shares  then  outstanding),  for  the  benefit  of its customers.

      OppenheimerFunds,  Inc.,  6803 S Tucson Way,  Englewood,  CO 80112-3924,
      which  owned  73.099  Class N shares  (approximately  99.99%  of Class N shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      The portfolio  manager of the Fund is  principally  responsible  for the day-to-day  management of the Fund's  investment  portfolio.  Other members of the Manager's fixed-income portfolio department,  provide the Fund's portfolio manager with research and support in managing the Fund's portfolio.

Code of Ethics.  The Fund,  the  Manager  and the  Distributor  have a Code of
Ethics.  It is  designed to detect and prevent  improper  personal  trading by certain employees,  including portfolio  managers,  that would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons include persons with knowledge of the  investments  and  investment  intentions of the
Fund and other funds  advised by the  Manager.  The Code of Ethics does permit personnel subject to the Code to
invest in securities,  including  securities  that may be purchased or held by the Fund,  subject to a number of restrictions  and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet website at  http://www.sec.gov.  Copies may be obtained,  after
                           ------------------
paying a  duplicating  fee,  by  electronic  request at the  following  E-mail address:  publicinfo@sec.gov.,  or by  writing to the SEC's  Public  Reference
          -------------------
Section, Washington, D.C. 20549-0102.

      |X| The Investment Advisory  Agreement.  The Manager provides investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to day business.  That agreement requires  the  Manager,  at its  expense,  to provide  the Fund with  adequate office  space,  facilities  and  equipment.  It also  requires  the Manager to provide and  supervise  the  activities  of all  administrative  and  clerical personnel  required  to provide  effective  corporate  administration  for the
Fund.  Those  responsibilities  include the  compilation  and  maintenance  of records with respect to the Fund's  operations,  the preparation and filing of specified  reports,  and the composition of proxy  materials and  registration statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory  agreement.  The  investment  advisory  agreement  lists  examples of expenses paid by the Fund.  The major  categories  relate to interest,  taxes, fees to  disinterested  Trustees,  legal and  audit  expenses,  custodian  and
transfer  agent  expenses,   share  issuance  costs,   certain   printing  and
registration  costs,  brokerage  commissions,   and  non-recurring   expenses,
including  litigation  costs.  The  management  fees  paid by the  Fund to the
Manager are  calculated at the rates  described in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated to each class of shares  based upon the relative  proportion  of the Fund's net assets represented  by that  class.  The  management  fees  paid  by the  Fund to the
Manager during its last three fiscal years are listed below.

      The  investment   advisory   agreement  contains  an  indemnity  of  the
Manager.  In the absence of willful  misfeasance,  bad faith, gross negligence in the  performance of its duties,  or reckless  disregard for its obligations and duties under the investment advisory agreement,  the Manager is not liable for any loss  sustained  by reason of any  investment  of the Fund assets made with due care and in good faith.  The agreement  permits the Manager to act as investment  advisor for any other person,  firm or corporation  and to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund, the Manager may withdraw the
Fund's right to use the name "Oppenheimer" as part of its name.

o     Accounting and Record-Keeping  Services. The Manager provides accounting and  record-keeping  services  to  the  Fund  pursuant  to an  Accounting  and
Administration  Agreement  approved  by the  Board  of  Trustees.  Under  that agreement,  the Manager  maintains  the general  ledger  accounts  and records relating to the Fund's  business and  calculates the daily net asset values of the Fund's shares.  The fee is $12,000 for the first $30 million of the Fund's net assets and $9,000 for each additional $30 million of net assets.

-------------------------------------------------------------------------------
  Fiscal Year Ended      Management Fee Paid to     Accounting and
                                                    Administrative Services
                                                    Fee Paid to
        12/31            OppenheimerFunds, Inc.     OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
        1998                   $4,873,274                    $312,803
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
        1999                   $4,436,407                    $272,339
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
        2000                   $4,428,354                    $289,525
-------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best  execution"  of the  Fund's  portfolio  transactions.  "Best  execution"
means prompt and reliable  execution at the most favorable  price  obtainable.
The Manager  need not seek  competitive  commission  bidding.  However,  it is expected to be aware of the current rates of eligible  brokers and to minimize the concessions paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  concessions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  concession  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

    Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers.  In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market.  Otherwise brokerage commissions are paid only if it appears likely that a better price or
execution  can be  obtained  by doing so. In an option  transaction,  the Fund ordinarily  uses the same  broker for the  purchase  or sale of the option and any transaction in the securities to which the option relates.

    Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the
Fund at the same time as the Fund, which could affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt  obligations  are principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be
obtained  by  using  the   services  of  a  broker.   Purchases  of  portfolio
securities  from  underwriters  include a commission or concession paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate brokerage for investment  research  services.  The research  services provided by a  particular  broker  may be  useful  only to one or more of the  advisory accounts of the Manager and its affiliates.  The investment  research received for the  commissions  of those other  accounts  may be useful both to the Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the Manager by a third party at the  instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in concession dollars.

      The  research  services  provided  by  brokers  broadens  the  scope and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  concessions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  concessions  was  reasonably  related to the value or benefit of such services.

--------------------------------------------------------------------------------
 Fiscal Year Ended 12/31:     Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1998                                  $314,366
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1999                                 $388,6852
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                                 $349,7693
--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  transactions on a net trade basis.
2.    In the fiscal year ended 12/31/99,  the amount of transactions  directed to brokers for  research  services  was  $35,552,468  and the amount of the concessions paid to broker-dealers for those services was $33,594.
3.    In the fiscal year ended 12/31/00,  the amount of transactions  directed to brokers  for  research  services  was  $7,387,741  and the amount of the concessions paid to broker-dealers for those services was $14,632.

                        Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's  principal  underwriter in the continuous public  offering  of  the  different  classes  of  shares  of  the  Fund.  The
Distributor  is not  obligated to sell a specific  number of shares.  Expenses normally attributable to sales are borne by the Distributor.

    The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below.  Class N shares were not publicly offered during the Fund's fiscal year's depicted and therefore are not included in any of the charts located in this section of the Statement of Additional
Information.

-------------------------------------------------------------------------------
Fiscal    Aggregate    Class A       Concessions    Concessions  Concessions
          Front-End    Front-End
          Sales        Sales         on Class A     on Class B   on Class C
Year      Charges on   Charges       Shares         Shares       Shares
Ended     Class A      Retained by   Advanced by    Advanced by  Advanced by
12/31:    Shares       Distributor2  Distributor1   Distributor1 Distributor1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1998     $1,551,248    $405,691       $117,278     $4,756,069    $420,210
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1999      $353,830     $104,804       $36,458       $960,277      $86,566
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2000      $580,724     $160,280       $76,275      $1,524,129    $206,428
-------------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    Includes  amounts  retained by a  broker-dealer  that is an affiliate of the parent of the Distributor.

-------------------------------------
Fiscal    Aggregate    Class M
          Front-End    Front-End
          Sales        Sales
Year      Charges on   Charges
Ended     Class M      Retained by
12/31:    Shares       Distributor1
-------------------------------------
-------------------------------------
  1998      $538,755      $52,560
-------------------------------------
-------------------------------------
  1999      $85,944       $10,458
-------------------------------------
-------------------------------------
  2000      $86,526       $12,604
-------------------------------------
1. Includes  amounts  retained by a broker-dealer  that is an affiliate of the parent of the Distributor.

--------------------------------------------------------------------------------
Fiscal    Class A          Class B          Class C           Class M
          Contingent       Contingent
          Deferred Sales   Deferred Sales   Contingent        Contingent
Year      Charges          Charges          Deferred Sales    Deferred Sales
Ended     Retained by      Retained by      Charges Retained  Charge Retained
12/31     Distributor      Distributor      by Distributor    by Distributor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  2000         $4,821         $1,047,242         $10,773             $17
--------------------------------------------------------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted a  Service  Plan for
Class A shares and  Distribution and Service Plans for Class B, Class C, Class
M and Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under those  plans the Fund pays the  Distributor  for all or a portion of its costs incurred in connection with the  distribution  and/or  servicing of the shares of the particular class.

      Each  plan  has  been  approved  by a vote  of the  Board  of  Trustees,
including a majority of the Independent Trustees1,   cast  in   person   at  a
meeting called for the purpose of voting on that plan.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates and, in their sole discretion,  from time to time may use their own resources  (at no  direct  cost to the  Fund)  to make  payments  to  brokers, dealers or other financial  institutions for  distribution and  administrative services they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the Distributor and the
Manager may increase or decrease  the amount of payments  they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the  Independent  Trustees  or by the vote of the holders of a  "majority"  (as defined in the  Investment  Company  Act) of the outstanding shares of that class.

      The Board of Trustees  and the  Independent  Trustees  must  approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert  into  Class A shares  after six  years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A plan  that  would  materially  increase payments  under the plan.  That approval  must be by a "majority"  (as defined in the Investment Company Act) of the shares of each class,  voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the  Board of  Trustees  at least quarterly  for  its  review.  The  Reports  shall  detail  the  amount  of all payments  made under a plan and the purpose for which the payments  were made.
Those  reports  are  subject  to the review and  approval  of the  Independent
Trustees.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination  of  those  Trustees  of  the  Fund's  parent  Trust  who  are  not
"interested  persons"  of  the  Trust  (or  the  Fund)  is  committed  to  the
discretion   of  the   Independent   Trustees.   This  does  not  prevent  the
involvement of others in the selection and  nomination  process as long as the final  decision as to selection or nomination is approved by a majority of the
Independent Trustees.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the Independent  Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

      |X| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of  average  annual  net  assets of
Class A shares.  While the plan  permits  the Board to  authorize  payments to the  Distributor  to reimburse  itself for services  under the plan, the Board has not yet  done  so.  The  Distributor  makes  payments  to plan  recipients quarterly  at an annual  rate not to exceed  0.25% of the  average  annual net assets  consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended  December 31, 2000 payments  under the Class A
Plan  totaled  $487,802,   all  of  which  was  paid  by  the  Distributor  to
recipients.  That included  $48,835 paid to an affiliate of the  Distributor's
parent  company.  Any  unreimbursed   expenses  the  Distributor  incurs  with
respect  to  Class  A  shares  in any  fiscal  year  cannot  be  recovered  in subsequent  years.  The  Distributor  may not use payments  received under the
Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      |X|  Class B,  Class C,  Class M and Class N  Service  and  Distribution
Plan Fees. Under each plan,  service fees and  distribution  fees are computed on the  average  of the net asset  value of shares  in the  respective  class, determined  as of the close of each  regular  business  day during the period.
The  Class B,  Class C and Class N plans  provide  for the  Distributor  to be
compensated   at  a  flat  rate  for  its  services,   whether  its  costs  in
distributing  Class B, Class C and Class N shares and  servicing  accounts are more or less than the  amounts  paid by the Fund under the plan for the period for  which the fee is paid.  The Class M plan  allows  the  Distributor  to be reimbursed  for its  services  and costs in  distributing  Class M shares  and servicing  accounts.  The  types  of  services  that  recipients  provide  are similar to the services  provided  under the Class A service  plan,  described above.

      Each plan permits the Distributor to retain both the  asset-based  sales charges  and  the  service  fees or to pay  recipients  the  service  fee on a
quarterly  basis,  without  payment  in  advance.   However,  the  Distributor
currently  intends to pay the  service  fee to  recipients  in advance for the first year after the shares  are  purchased.  After the first year  shares are outstanding,  the  Distributor  makes service fee payments  quarterly on those shares.  The advance  payment is based on the net asset value of shares  sold.
Shares  purchased  by exchange  do not  qualify  for the  advance  service fee payment.  If shares are redeemed  during the first year after their  purchase, the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

    The Distributor retains the asset-based sales charge on Class B and Class M shares.
It may pay dealers who sell Class M shares a portion of the asset-based sales charge it receives on Class M shares, as additional compensation.  The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding.  It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more.  If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase. The
Distributor retains the asset based sales charge on Class N shares.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge (and the Class
M  asset-based  sales  charge  allows  investors  to buy  shares  at a reduced front-end sales charge) while allowing the  Distributor to compensate  dealers that sell those  shares.  The Fund pays the  asset-based  sales charges to the
Distributor for its services rendered in distributing  Class B, Class C, Class
M  and  Class  N  shares.   The  payments  are  made  to  the  Distributor  in
recognition that the Distributor:
o     pays sales concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  concessions  and/or  the  advance of the service fee  payment to  recipients  under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o     employs personnel to support distribution of shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
         (other than those furnished to current  shareholders) and state "blue sky" registration fees and certain other distribution expenses.

    The Distributor's actual expenses in selling Class B, Class C, Class M and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.  If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated.  The
Class M plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

--------------------------------------------------------------------------------
    Distribution Fees Paid to the Distributor for the Year Ended 12/31/00*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:         Total        Amount         Distributor's       Distributor's
                                                               Unreimbursed
                                           Aggregate           Expenses as %
               Payments     Retained by    Unreimbursed        of Net Assets
               Under Plan   Distributor    Expenses Under Plan of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan    $4,187,467   $3,439,4221       $7,537,663           2.02%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan     $965,812     $144,6672        $1,530,733           1.67%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class M Plan    $1,562,700    $550,0153           None               N/A
--------------------------------------------------------------------------------
1.    Includes  $18,853  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $17,271  paid  to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $15,352  paid  to an  affiliate  of the  Distributor's  parent company.
* The Fund did not offer Class N Shares during its fiscal year ended  December
31, 2000.

      All payments under the plans are subject to the  limitations  imposed by the Conduct Rules of the National  Association of Securities Dealers,  Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate  its  investment  performance.  Those terms  include  "standardized yield,"  "dividend  yield," "average annual total return,"  "cumulative  total return,"  "average  annual total return at net asset value" and "total  return at net asset  value."  An  explanation  of how yields  and total  returns  are calculated  is set forth below.  The charts below show the Fund's  performance as of its most  recent  fiscal  year end for its  classes  of shares  that are
currently   offered  to  investors.   You  can  obtain   current   performance
information  by calling  the Fund's  Transfer  Agent at  1.800.525.7048  or by
visiting      the      OppenheimerFunds      Internet      web     site     at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission  for  publication).  Certain  types of  yields  may also be  shown, provided  that they are  accompanied  by  standardized  average  annual  total returns.

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

o     Yields and total  returns  measure  the  performance  of a  hypothetical account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares during the period,  or you bought your shares at a different  time and price than the shares used in the model.
o     The Fund's  performance  returns do not  reflect  the effect of taxes on dividends or capital gains distributions.
o     An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
o     The  principal  value of the  Fund's  shares,  and its  yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are redeemed,  they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent  historical performance  information  and  are  not,  and  should  not  be  considered,  a prediction of future yields or returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because of the different  kinds of expenses  each class bears.  The yields and total  returns  of each  class of  shares of the Fund are  affected  by market conditions,  the  quality of the Fund's  investments,  the  maturity  of those investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different  yields to  illustrate its current  returns.  Each class of shares  calculates  its yield  separately because of the different expenses that affect each class.

o     Standardized  Yield. The  "standardized  yield"  (sometimes  referred to just as  "yield") is shown for a class of shares for a stated  30-day  period.
It is not based on actual  distributions  paid by the Fund to  shareholders in the 30-day period,  but is a hypothetical  yield based upon the net investment income  from  the  Fund's  portfolio  investments  for  that  period.  It  may therefore  differ  from the  "dividend  yield"  for the same  class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth in rules  adopted by the  Securities  and  Exchange  Commission,  designed  to assure uniformity in the way that all funds calculate their yields:

                                    (a-b)    6
            Standardized Yield = 2 ((--- + 1)  - 1)
                                    ( cd)

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The  standardized  yield for a particular  30-day period may differ from the yield for other  periods.  The SEC formula  assumes that the  standardized yield for a 30-day  period  occurs at a constant  rate for a six-month  period and is annualized at the end of the six-month period.
Additionally,  because each class of shares is subject to different  expenses, it is likely  that the  standardized  yields of the  Fund's  classes of shares will differ for any 30-day period.
o     Dividend  Yield.  The Fund may quote a  "dividend  yield" for each class of its shares.  Dividend  yield is based on the  dividends  paid on a class of shares during the actual dividend  period.  To calculate  dividend yield,  the dividends of a class declared during a stated period are added  together,  and the sum is  multiplied  by 12 (to  annualize  the  yield)  and  divided by the maximum  offering  price on the last day of the dividend  period.  The formula is shown below:

            Dividend  Yield  =  dividends  paid x  12/maximum  offering  price
(payment date)

      The maximum  offering price for Class A and Class M shares  includes the current  maximum  initial sales charge.  The maximum  offering price for Class
B,  Class C and  Class N shares  is the net asset  value  per  share,  without considering the effect of contingent  deferred sales charges.  The Class A and
Class M  dividend  yields may also be quoted  without  deducting  the  maximum initial sales charge.

  -----------------------------------------------------------------------------
            The Fund's Yields for the 30-Day Periods Ended 12/31/00*
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class of          Standardized Yield                 Dividend Yield
  Shares
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                 Without           After          Without           After
                  Sales            Sales           Sales            Sales
                  Charge          Charge           Charge          Charge
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class A         4.73%            4.46%           4.85%            4.57%
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class B         3.89%             N/A            3.97%             N/A
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class C         3.89%             N/A            3.98%             N/A
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  Class M         4.17%            4.02%           4.28%            4.14%
  -----------------------------------------------------------------------------
* Class N shares  were not  offered  for sale  during the Fund's  fiscal  year ending 12/31/00.

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

            In  calculating  total  returns  for Class A shares,  the  current maximum sales charge of 5.75%,  and for Class M, the current  maximum  initial sales  charge of 3.25% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent deferred sales
charge is  applied,  depending  on the  period  for which the return is shown:
5.0% in the first year,  4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth
year and none  thereafter.  For Class C  shares,  the 1%  contingent  deferred sales  charge is  deducted  for  returns  for the 1-year  period.  For Class N shares,  the 1% contingent  deferred  sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable.

o     Average Annual Total Return.  The "average  annual total return" of each class is an  average  annual  compounded  rate of  return  for each  year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

o     Cumulative  Total Return.  The  "cumulative  total  return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P

o     Total  Returns at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return "at net asset value"
(without  deducting  sales  charges) for Class A, Class B, Class C, Class M or
Class N shares.  Each is based on the  difference in net asset value per share at the  beginning and the end of the period for a  hypothetical  investment in that class of shares  (without  considering  front-end or contingent  deferred sales charges) and takes into  consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 12/31/00*
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of   Cumulative Total             Average Annual Total Returns
Shares    Returns (10 years
          or life of class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  1-Year           5-Years          10-Years
                                                 (or life of      (or life of
                                                   class)            class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After     Without  After    Without  After   Without  After    Without
          Sales     Sales    Sales    Sales    Sales   Sales    Sales    Sales
           Charge    Charge   Charge   Charge  Charge   Charge   Charge  Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A1   74.10%    84.72%  -10.28%   -4.81%   8.55%   9.84%   10.28%1  11.441%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B2   76.08%    77.08%   -9.78%   -5.55%   8.72%   9.00%    10.50%  10.61%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C3   51.69%    51.69%   -6.41%   -5.56%  9.06%3   9.06%3    N/A      N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class M4  283.85%   296.75%   -8.38%   -5.30%   8.57%   9.29%    14.40%  14.78%
---------------------------------------------------------------------------------
1.    Life-of-class performance is shown from inception of Class A: 5/1/95.
2.    Life-of-class performance is shown from inception of Class B: 5/1/95.
3.    Life-of-class performance is shown from inception of Class C: 3/11/96.
4.    Inception of Class M: 6/3/86.
* Class N shares  were not  offered  for sale  during the Fund's  fiscal  year ending 12/31/00.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|  Lipper  Rankings.  From  time to time  the  Fund  may  publish  the ranking  of the  performance  of its  classes  of shares by Lipper  Analytical
Services,  Inc. ("Lipper").  Lipper is a widely-recognized  independent mutual
fund  monitoring  service.   Lipper  monitors  the  performance  of  regulated
investment  companies,  including the Fund,  and ranks their  performance  for various periods based on investment styles.  The Lipper  performance  rankings are based on total  returns  that  include the  reinvestment  of capital  gain distributions  and income  dividends  but do not take  sales  charges or taxes
into  consideration.   Lipper  also  publishes  "peer-group"  indices  of  the
performance  of all mutual  funds in a category  that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar  Ratings and  Rankings.  From time to time the Fund may publish the ranking  and/or star rating of the  performance  of its classes of shares by Morningstar,  Inc., an independent  mutual fund monitoring  service.
Morningstar  rates  and ranks  mutual  funds in broad  investment  categories;
domestic  equity  funds,  international  stock  funds,  taxable bond funds and municipal  bond  funds.  The Fund is  included  in the  domestic  equity  fund category.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  Investment  return  measures a fund's (or class's)
one-,  three-,  five- and ten-year average annual total returns  (depending on the  inception  of the fund or class) in excess of 90-day U.S.  Treasury  bill returns  after  considering  the fund's sales  charges and  expenses.  Risk is measured by a fund's (or class's)  performance below 90-day U.S. Treasury bill returns.  Risk and  investment  return are  combined to produce  star  ratings reflecting  performance  relative to the other  funds in the fund's  category.
Five stars is the  "highest"  ranking (top 10% of funds in a  category),  four stars is "above  average" (next 22.5%),  three stars is "average"  (next 35%), two stars is "below  average"  (next  22.5%) and one star is "lowest"  (bottom
10%).  The current  star  rating is the fund's (or  class's)  overall  rating, which is the  fund's  3-year  rating or its  combined  3- and  5-year  ranking
(weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year rating
(weighted 40%/30%/30%,  respectively),  depending on the inception date of the fund (or class).  Ratings are subject to change monthly.

      The Fund may also  compare  its total  return  ranking  to that of other funds in its  Morningstar  category,  in addition to its star  ratings.  Those total return rankings are percentages  from one percent to one hundred percent and are not risk-adjusted.  For example,  if a fund is in the 94th percentile, that means that 94% of the funds in the same  category  performed  better than it did.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare the Fund's  returns to the return on fixed-income  investments available from banks and thrift institutions.  Those
include  certificates  of  deposit,   ordinary  interest-paying  checking  and
savings  accounts,  and other forms of fixed or variable  time  deposits,  and various  other  instruments  such  as  Treasury  bills.  However,  the  Fund's returns  and share  price are not  guaranteed  or  insured  by the FDIC or any other agency and will fluctuate daily,  while bank depository  obligations may be insured by the FDIC and may  provide  fixed rates of return.  Repayment  of principal  and payment of interest  on  Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time, the Fund may include in its  advertisements and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions that may include, for example:
o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
      industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions, comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T   Y O U R  A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

      Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,  and  the
circumstances  in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $25.  Shares will be  purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock  Exchange.  The Exchange  normally  closes at 4:00
P.M.,  but may close  earlier on certain  days.  If Federal Funds are received on a  business  day  after  the  close of the  Exchange,  the  shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the transfers are initiated.  The  Distributor and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge  rate may be  obtained  for Class A and Class M shares  under  Right of
Accumulation  and Letters of Intent  because of the economies of sales efforts and  reduction in expenses  realized by the  Distributor,  dealers and brokers making such sales.  No sales charge is imposed in certain other  circumstances described in Appendix C to this  Statement of Additional  Information  because the Distributor or dealer or broker incurs little or no selling expenses.

      |X|.  Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A or Class M shares, you and your spouse can add together:
o     Class A, Class M, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A, Class M, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A or Class M shares, and
o     Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of
            Class A or Class M shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary  can count all shares  purchased  for a trust,  estate or other fiduciary  account  (including one or more employee benefit plans of the same  employer)  that has  multiple  accounts.  The  Distributor  will add the value, at current offering price, of the shares you previously purchased and  currently  own to the value of current  purchases to determine  the sales charge rate that applies.  The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are  those  mutual
funds  for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer  Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund          Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund   OSM1 - Mercury Advisors S&P 500 Index
                                          OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund       Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer New York Municipal Fund
Oppenheimer Value Fund                    Oppenheimer New Jersey Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Growth Fund          OSM1 - QM Active Balanced Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Europe Fund                   Inc.
Oppenheimer Florida Municipal Fund        Oppenheimer Quest Opportunity Value Fund
OSM1- Gartmore Millennium Growth Fund     Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Real Asset Fund
Oppenheimer Global Growth & Income Fund   OSM1 - Salomon Brothers Capital Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund       Oppenheimer Trinity Core Fund
Oppenheimer International Growth Fund     Oppenheimer Trinity Growth Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund                Oppenheimer U.S. Government Trust
Oppenheimer Large Cap Growth Fund         Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals
and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the other  Oppenheimer  funds  except the money  market  funds.  Under certain circumstances  described in this Statement of Additional  Information, redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

      |X|  Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase
Class A shares  or Class M shares  of the Fund and  Class A and Class B shares of other Oppenheimer funds during a 13-month period,  you can reduce the sales charge rate that applies to your  purchases of Class A or Class M shares.  The total  amount  of your  intended  purchases  of Class A,  Class M and  Class B shares will  determine  the reduced sales charge rate for the Class A or Class
M shares  purchased during that period.  You can include  purchases made up to
90 days before the date of the Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase Class A or Class M shares or Class B shares of the Fund (and Class A or Class B shares of other Oppenheimer  funds)
during a 13-month  period (the "Letter of Intent  period").  At the investor's request,  this may include  purchases  made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate amount of purchases of shares which, when added to the investor's  holdings of shares of those  funds,  will  equal or exceed  the  amount  specified  in the
Letter.  Purchases  made by  reinvestment  of  dividends or  distributions  of capital  gains and  purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter  enables an  investor to count the Class A, Class M and Class B shares  purchased  under the Letter to obtain the reduced sales charge rate on purchases  of Class A or Class M shares  of the Fund  (and  other  Oppenheimer funds) that applies under the Right of  Accumulation  to current  purchases of
Class A shares.  Each  purchase of Class A or Class M shares  under the Letter will be made at the offering  price  (including the sales charge) that applies to a  single  lump-sum  purchase  of  shares  in  the  amount  intended  to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales  charge  applicable  to such  purchases.  That  amount is  described  in
"Terms of Escrow," below (those terms may be amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the intended  purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms
of  the  Prospectus,   this  Statement  of  Additional   Information  and  the
application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended terms and that those  amendments will apply  automatically to existing
Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  concessions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the  Prospectus,  the  sales  charges  paid will be  adjusted  to the lower rate.  That  adjustment  will be made only if and when the  dealer  returns to the Distributor the excess

of the amount of concessions  allowed or paid to the dealer over the amount of concessions  that  apply  to  the  actual  amount  of  purchases.  The  excess concessions  returned to the Distributor  will be used to purchase  additional shares for the  investor's  account at the net asset value per share in effect on the  date  of such  purchase,  promptly  after  the  Distributor's  receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of concessions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.
      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period.  All of such purchases must be made through the Distributor.

o     Terms of Escrow That Apply to Letters of Intent.

      1.    Out  of  the  initial   purchase  (or   subsequent   purchases  if
necessary) made pursuant to a Letter,  shares of the Fund equal in value up to
5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer  Agent.  For example,  if the intended  purchase amount is  $50,000,  the  escrow  shall be  shares  valued  in the  amount  of $2,500
(computed  at  the  offering  price  adjusted  for a  $50,000  purchase).  Any dividends  and capital  gains  distributions  on the  escrowed  shares will be credited to the investor's account.

      2.    If the total  minimum  investment  specified  under the  Letter is completed  within the  thirteen-month  Letter of Intent  period,  the escrowed shares will be promptly released to the investor.

      3.    If, at the end of the  thirteen-month  Letter of Intent period the total  purchases  pursuant to the Letter are less than the  intended  purchase amount specified in the Letter,  the investor must remit to the Distributor an amount  equal to the  difference  between the dollar  amount of sales  charges actually  paid and the amount of sales  charges  which would have been paid if the total amount  purchased had been made at a single time.  That sales charge adjustment  will apply to any shares  redeemed  prior to the completion of the
Letter.  If the  difference  in sales  charges is not paid within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within  sixty  days of the  expiration  of the  Letter,  redeem  the number of escrowed shares  necessary to realize such  difference in sales charges.  Full and fractional  shares  remaining  after such redemption will be released from escrow.  If a request  is  received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales charge will be withheld from the redemption proceeds.

      4.    By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)

      Class A shares sold with a front-end  sales charge or subject to a Class
         A contingent    deferred sales charge,
(b)   Class M shares sold with a front-end sales charge,
(c)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(d)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares  of one of the other  Oppenheimer  funds  that  were  acquired subject to a Class A initial or contingent  deferred  sales charge or
         (2) Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

      6.    Shares held in escrow  hereunder will  automatically  be exchanged for shares of another fund to which an exchange is requested,  as described in the  section of the  Prospectus  entitled  "How to  Exchange  Shares"  and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish  an  Asset  Builder  Plan to buy  shares directly  from a bank  account,  you must enclose a check (the minimum is $25)
for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may  not  be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored qualified  retirement  accounts.  Asset Builder Plans also enable shareholders of  Oppenheimer  Cash  Reserves  to use their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the
Transfer   Agent.   The   Transfer   Agent   requires  a   reasonable   period
(approximately  10 days)  after  receipt  of your  instructions  to  implement them. The Fund reserves the right to amend,  suspend, or discontinue  offering
Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge rates,  as described in Appendix C to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill  Lynch Pierce  Fenner & Smith,  Inc. or an  independent  record keeper that has a contract  or special  arrangement  with  Merrill  Lynch.  If on the date  the plan  sponsor  signed  the  Merrill  Lynch  record  keeping  service agreement  the plan has less than $3  million  in assets  (other  than  assets invested in money market funds) invested in applicable  investments,  then the retirement plan may purchase only

Class  B  shares  of the  Oppenheimer  funds.  Any  retirement  plans  in that category that  currently  invest in Class B shares of the Fund will have their
Class B  shares  converted  to  Class A shares  of the  Fund  when the  Plan's applicable investments reach $5 million.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be  incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different  shareholder  privileges and features.  The net income  attributable to Class B, Class C, Class M or Class N shares  and the  dividends  payable on those  shares will be reduced by  incremental  expenses  borne  solely by that class.  Those expenses  include the  asset-based  sales charges to which Class
B, Class C, Class M and Class N are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares  normally are sold subject to an initial  sales  charge.  While Class
B, Class C and Class N shares  have no initial  sales  charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales charge on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for  Class B shares or $1  million  or more for Class C or Class M shares on behalf of a single  non-retirement  investor (not including  dealer "street name"  or  omnibus  accounts).  That  is  because  generally  it  will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X| Class B  Conversion.  Under  current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares  after six years is not  treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that event,  no further  conversions  of Class B shares would occur while that suspension  remained  in  effect.  Although  Class  B  shares  could  then  be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

            |X|  Availability of Class N Shares.  In addition to the
description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
               Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix _ to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
               Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the
               Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

|X|   Allocation  of  Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian  bank fees,  Trustees'  fees,  transfer  agency fees,  legal  fees and  auditing  costs.  Those  expenses  are paid out of the
Fund's  assets  and are not paid  directly  by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore are  indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,  fees to unaffiliated Trustees,  custodian bank expenses,  share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage concessions, and non-recurring expenses, such as litigation costs.
      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of The New York  Stock  Exchange  on each day that the  Exchange  is open.  The  calculation is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time, but may  close  earlier  on some  other  days  (for  example,  in case of  weather emergencies or on days falling before a holiday).  The Exchange's  most recent annual  announcement (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin Luther King,  Jr. Day, Good Friday,
Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and
U.S.  holidays) or after 4:00 P.M. on a regular  business  day. The Fund's net asset  values will not be  calculated  on those days and the values of some of the Fund's portfolio  securities may change  significantly on those days, when shareholders  may not  purchase  or redeem  shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock Exchange, will not be  reflected  in the  Fund's  calculation  of its net asset  values  that day unless the  Manager  determines  that the event is likely to effect a material
change   in  the  value  of  the   security.   The   Manager   may  make  that
determination, under procedures established by the Board.

      |X|   Securities   Valuation.   The  Fund's   Board  of   Trustees   has
established  procedures  for  the  valuation  of  the  Fund's  securities.  In general those procedures are as follows:

      Equity securities traded on a U.S.  securities exchange or on Nasdaq are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the  closing  "bid" and "asked"
            prices on the  valuation  date or, if not,  at the  closing  "bid"
            price on the valuation date.
o     Equity securities traded on a foreign securities  exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service  approved by the
            Board of Trustees, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange  on which the  security  is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis  of  reasonable  inquiry,  from  two  market  makers  in the security.
o     Long-term debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the  "bid"  and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Trustees  or  obtained by the  Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean between the "bid" and
"asked" prices  determined by a pricing  service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:
(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which have a  remaining  maturity of 60 days or less.
o     The following  securities are valued at cost,  adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days when  issued that have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.
o     Securities    (including     restricted     securities)    not    having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing  service may use "matrix"  comparisons  to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts and  calls  are  valued  at the last  sale  price on the  principal exchange on which they are traded or on NASDAQ,  as applicable,  as determined by a pricing service  approved by the Board of Trustees or by the Manager.  If there were no sales  that day,  they shall be valued at the last sale price on the preceding  trading day if it is within the spread of the closing "bid" and
"asked" prices on the principal  exchange or on NASDAQ on the valuation  date.
If not, the value shall be the closing bid price on the principal  exchange or on  NASDAQ  on the  valuation  date.  If the put or call is not  traded  on an exchange  or on  NASDAQ,  it shall be  valued  by the mean  between  "bid" and
"asked"  prices  obtained by the Manager  from two active  market  makers.  In certain  cases  that  may  be at  the  "bid"  price  if no  "asked"  price  is available.

      If the Fund writes an option,  an amount  equal to the premium  received is included in the Fund's  Statement  of Assets and  Liabilities  as an asset.
An  equivalent  credit is included  in the  liability  section.  The credit is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In determining the Fund's gain on  investments,  if a call written by the Fund is  exercised,  the proceeds are  increased by the premium  received.
If a call  written by the Fund  expires,  the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase  transaction,  it will have a gain or loss,  depending  on whether the premium  received  was more or less than the cost of the  closing  transaction.  If the Fund  exercises a put it  holds,  the  amount  the  Fund  receives  on its  sale  of the  underlying investment is reduced by the amount of premium paid by the Fund.

                              How to Sell Shares

      Information  on  how to  sell  shares  of  the  Fund  is  stated  in the
Prospectus.  The information below provides  additional  information about the procedures and conditions for redeeming shares.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A or Class M shares  purchased  subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C or Class N  shares.  The  Fund may  amend,  suspend  or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares  of the Fund or  another  of the  Oppenheimer  funds  within 90 days of payment  of the sales  charge,  the  shareholder's  basis in the shares of the
Fund that were  redeemed  may not include the amount of the sales charge paid.
That  would  reduce  the  loss  or  increase  the  gain  recognized  from  the redemption.  However,  in that  case the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for redemption is ordinarily made in cash.  However,  the Board of Trustees of the Fund may determine  that it would be  detrimental to the best interests of the remaining  shareholders of the Fund to make payment of a redemption  order wholly  or  partly  in cash.  In that  case,  the Fund may pay the  redemption proceeds in whole or in part by a distribution "in kind" of liquid  securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions in kind using the same
method the Fund uses to value its portfolio  securities  described above under
"Determination  of Net Asset  Values Per Share." That  valuation  will be made as of the time the redemption price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $200 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent
deferred   sales  charge.   It  will  be  calculated  as  if  the   transferee
shareholder had acquired the transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C or Class N  contingent  deferred  sales  charge  will be  followed  in determining the order in which shares are transferred.

Sending  Redemption  Proceeds by Wire. The wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for  business on a day when the Fund would  normally  authorize the wire to be made,  which is usually the
Fund's  next  regular   business  day  following  the  redemption.   In  those
circumstances,  the wire will not be transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans, 401(k) plans or
pension  or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus or on the back cover of this
Statement of Additional Information.  The request must:

(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld from any  distribution  even if the shareholder  elects  not to have tax  withheld.  The Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent assume no  responsibility  to determine whether a  distribution  satisfies the  conditions of applicable  tax laws and will not be responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor  receives  an order  placed by the dealer or broker.  However,  if the Distributor  receives a repurchase order from a dealer or broker after the close of The New York Stock  Exchange  on a regular  business  day, it will be processed  at that  day's net asset  value if the  order was  received  by the dealer or broker from its  customers  prior to the time the  Exchange  closes.
Normally,  the  Exchange  closes at 4:00  P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its  close of  business  that  day  (normally  5:00
P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been changed  within  the  prior  30  days.  Required  minimum  distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the Account  Application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A and Class M share purchases,  shareholders  should not make regular additional  Class A or  Class  M share  purchases  while  participating  in an
Automatic  Withdrawal  Plan.  Class B, Class C or Class N shareholders  should not establish  withdrawal  plans,  because of the imposition of the contingent deferred  sales  charge  on such  withdrawals  (except  where  the  contingent deferred  sales charge is waived as described in Appendix C to this  Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as stated
below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will  automatically  apply to existing Plans.

      |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $25.
Instructions  should  be  provided  on  the  OppenheimerFunds  application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|  Automatic  Withdrawal  Plans.  Fund  shares  will  be  redeemed  as necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital  gains  distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the extent  necessary  to make  withdrawal payments.  Depending upon the amount withdrawn,  the investor's  principal may be depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at
1.800.525.7048.
o     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
   Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
   York Tax Exempt Trust, Centennial California Tax Exempt Trust, and
   Centennial America Fund, L.P., which only offer Class A shares.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
   plans.
o     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class
   N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or
   Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of
   Senior Floating Rate Fund that are exchanged for shares of the other
   Oppenheimer funds may not be exchanged back for Class A shares of Senior
   Floating Rate Fund.
o     Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
   Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
   Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
   Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class
   A shares of Oppenheimer Cash Reserves. If any Class A shares of another
   Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
   Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
   Floating Rate Fund acquired in that exchange will be subject to the Class
   A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     Class A, Class B, Class C and Class Y Shares of Oppenheimer Select
   Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers
   QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other
   Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market  fund  offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although  the  Fund may  impose  these  changes  at any  time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60 day notice is not required in extraordinary circumstances.

      |X|  How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class purchased subject to a contingent deferred sales charge.  However,  when
Class A shares  acquired by  exchange  of Class A shares of other  Oppenheimer funds  purchased  subject to a Class A  contingent  deferred  sales charge are redeemed  within  18 months of the end of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales  charge is  imposed  on the  redeemed  shares.  The  Class B  contingent deferred  sales  charge is imposed on Class B shares  acquired  by exchange if they are  redeemed  within 6 years of the initial  purchase  of the  exchanged
Class B shares.  The Class C  contingent  deferred  sales charge is imposed on
Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial purchase of the exchanged Class C shares.  With respect to Class N shares,  a 1%  contingent  deferred  sales  charge  will  be  imposed  if  the retirement  plan (not  including IRAs and 403(b) plans) is terminated or Class
N shares of all  Oppenheimer  funds are terminated as an investment  option of the  plan  and  Class N  shares  are  redeemed  within  18  months  after  the retirement  plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual  retirement plan or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first  purchase of Class N shares of any Oppenheimer fund.

      When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the  Class B, the  Class C or the  Class N  contingent deferred sales charge will be followed in  determining  the order in which the shares are  exchanged.  Before  exchanging  shares,  shareholders  should take into account how the exchange may affect any contingent  deferred sales charge that  might be imposed  in the  subsequent  redemption  of  remaining  shares.
Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X| Telephone  Exchange  Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the Fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be  submitted.  If all  telephone  lines are busy (which  might  occur,  for  example,  during  periods of  substantial market  fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the Fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the  Fund may  refuse  the  request.  When  you  exchange  some or all of your shares  from one fund to  another,  any special  account  features  such as an
Asset Builder Plan or Automatic  Withdrawal  Plan, will be switched to the new fund  account  unless  you  tell the  Transfer  Agent  not to do so.  However, special  redemption and exchange features such as Automatic Exchange Plans and
Automatic   Withdrawal   Plans  cannot  be  switched  to  an  account  in  the
Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

                      Dividends, Capital Gains and Taxes

Dividends  and  Distributions.  Dividends  will be payable  on shares  held of record at the time of the previous  determination  of net asset  value,  or as otherwise  described  in "How to Buy  Shares."  Daily  dividends  will  not be declared or paid on newly  purchased  shares until such time as Federal  Funds
(funds  credited to a member bank's  account at the Federal  Reserve Bank) are available  from the  purchase  payment  for such  shares.  Normally,  purchase checks  received  from  investors  are  converted to Federal Funds on the next business day. Shares  purchased  through dealers or brokers  normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed  through the regular  redemption  procedure will be paid dividends  through and  including the day on which the  redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on shares  repurchased  by a dealer or broker for three  business days  following the trade date (that is, up to and  including  the day prior to  settlement of the  repurchase).  If all shares in an account  are  redeemed,  all  dividends accrued on shares of the same class in the account will be paid  together with the redemption proceeds.

      The Fund has no fixed  dividend rate and there can be no assurance as to the payment of any  dividends or the  realization  of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition of the Fund's portfolio, and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time, and on the same day for each class of shares.  However,  dividends on Class B, Class C, Class M and Class N shares are  expected  to be lower than  dividends  on Class A shares.  That is because of the  effect of the  asset-based  sales  charge on Class B, Class C,
Class M and Class N shares.  Those  dividends  will also differ in amount as a consequence  of any  difference  in the  net  asset  values  of the  different classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market Fund,
Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer  Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state escheatment laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.
Tax  Status  of the  Fund's  Dividends  and  Distributions.  The  federal  tax treatment of the Fund's  dividends and capital gains  distributions is briefly highlighted in the Prospectus.

          Special   provisions  of  the  Internal   Revenue  Code  govern  the
eligibility of the Fund's dividends for the  dividends-received  deduction for
corporate   shareholders.   Long-term  capital  gains  distributions  are  not
eligible  for the  deduction.  The amount of  dividends  paid by the Fund that may  qualify  for  the  deduction  is  limited  to  the  aggregate  amount  of qualifying  dividends  that the Fund derives from portfolio  investments  that the  Fund has  held  for a  minimum  period,  usually  46  days.  A  corporate shareholder  will not be eligible for the deduction on dividends  paid on Fund shares  held for 45 days or less.  To the  extent  the  Fund's  dividends  are derived from gross income from option premiums,  interest income or short-term gains from the sale of  securities  or dividends  from  foreign  corporations, those dividends will not qualify for the deduction.

      Under the  Internal  Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains realized in the period  from  November 1 of the prior year  through  October 31 of the current year.  If it does  not,  the Fund must pay an excise  tax on the  amounts  not distributed.  It is  presently  anticipated  that the  Fund  will  meet  those requirements.  However, the Board of Trustees
and the Manager might  determine in a particular  year that it would be in the best interests of
shareholders  for the  Fund not to make  such  distributions  at the  required levels  and to pay the  excise tax on the  undistributed  amounts.  That would reduce the amount of income or capital  gains  available for  distribution  to shareholders.

      The Fund intends to qualify as a "regulated  investment  company"  under the  Internal  Revenue  Code  (although it reserves the right not to qualify).
That qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the  dividends  and capital  gains they receive from the Fund
(unless the Fund's shares are held in a retirement  account or the shareholder is  otherwise  exempt  from  tax).  If  the  Fund  qualifies  as a  "regulated investment  company"  under the Internal  Revenue  Code, it will not be liable
for  federal   income  taxes  on  amounts   paid  by  it  as   dividends   and
distributions.  The Fund  qualified as a regulated  investment  company in its last fiscal  year.  The  Internal  Revenue  Code  contains a number of complex tests  relating  to  qualification  which  the  Fund  might  not  meet  in any particular  year. If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation and receive no tax deduction for payments made to shareholders.

      If prior  distributions made by the Fund must be  re-characterized  as a non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

                    Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their  accounts to the  Transfer  Agent at the address and  toll-free  numbers shown on the back cover.

The Custodian  Bank.  The Bank of New York is the custodian bank of the Fund's
assets.   The   custodian's    responsibilities   include   safeguarding   and
controlling the Fund's portfolio  securities and handling the delivery of such securities  to and from the Fund.  It will be the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may
have with the Manager and its  affiliates.  The Fund's cash  balances with the custodian  in  excess  of  $100,000  are  not  protected  by  Federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Accountants.  KPMG LLP are the  independent  auditors of the Fund for the year  ended  December  31,  2000.  They  audit  the  Fund's  financial statements  and  perform  other  related  audit  services.  They  also  act as auditors for certain other funds advised by the Manager and its affiliates.
STATEMENT OF INVESTMENTS December 31, 2000

	Principal Amount	Market Value See Note 1

Convertible Corporate Bonds and Notes—57.1%

Capital Goods—9.1%

Aerospace/Defense—0.3%
Orbital Sciences Corp., 5% Cv. Unsec. Sub. Nts., 10/1/02	$6,000,000	$2,535,000

Industrial Services—2.3%
Getty Images, Inc., 5% Cv. Sub. Nts., 3/15/07[1]	5,000,000	3,818,750

SystemOne Technologies, Inc., 8.25% Cv. Sub. Nts., 2/18/03[2]	4,895,928	4,259,458

Waste Management, Inc., 4% Cv. Unsec. Nts., 2/1/02	12,000,000	11,565,000

		19,643,208

Manufacturing—6.5%
Celestica, Inc., Zero Coupon CV Nts., 3.66%, 8/1/20[3]	14,000,000	6,090,000

Robbins & Myers, Inc., 6.50% CV Unsec. Nts., 9/1/03	3,500,000	3,386,250

Sanmina Corp., Zero Coupon CV Sub. Bonds, 4.13%, 9/12/20[1,3]	18,000,000	6,840,000

SCI Systems, Inc., 3% CV Sub. Nts., 3/15/07	6,000,000	4,777,500

Solectron Corp., Zero Coupon CV Liquid Yield Option Nts., 2.55%, 5/8/20[3]	27,000,000	15,288,750

Tyco International Ltd., Zero Coupon CV Liquid Yield Option Nts.,
1.46%, 11/17/20[1,3]	25,000,000	19,406,250

		55,788,750

Communication Services—5.7%

Telecommunications: Long Distance—2.0%
Excite @Home, 4.75% CV Unsec. Sub. Nts., 12/15/06
(CV into At Home Corp., Cl. A common stock)	10,000,000	5,112,500

Exodus Communications, Inc., 4.75% CV Nts., 7/15/08[1]	4,000,000	3,045,000

Level 3 Communications, Inc., 6% CV Nts., 9/15/09	7,000,000	4,961,250

Telefonos de Mexico SA, 4.25% CV Sr. Nts., 6/15/04	4,000,000	4,395,000

		17,513,750

Telecommunications: Wireless—3.7%
American Tower Corp., 5% CV Nts., 2/15/10[1]	6,000,000	5,475,000

Gilat Satellite Networks Ltd., 4.25% CV Sub. Nts., 3/15/05[1]	8,000,000	5,080,000

Liberty Media Corp., 4% Sr. Exchangeable Debs., 11/15/29
(exchangeable into Sprint Corp.-PCS Group common stock)	15,000,000	10,050,000

Nextel Communications, Inc., 5.25% CV Sr. Nts., 1/15/10[1]	15,000,000	10,912,500

		31,517,500

Consumer Cyclicals—6.2%

Autos & Housing—2.0%
EOP Operating LP, 7.25% CV Sr. Nts., 11/15/08[1]	9,000,000	9,450,000

Magna International, Inc., 5% CV Sub. Debs., 10/15/02	8,000,000	7,820,000

		17,270,000

Consumer Services—0.9%
Cendant Corp., 3% CV Sub. Nts., 2/15/02	8,000,000	7,480,000

12 OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal Amount	Market Value See Note 1

Media—2.9%
Interpublic Group of Cos., Inc., 1.87% CV Unsec. Nts., 6/1/06	$10,000,000	$9,312,500

Omnicom Group, Inc., 2.25% CV Unsec. Nts., 1/6/13	4,000,000	6,905,000

Young & Rubicam, Inc., 3% CV Sub. Nts., 1/15/05
(CV into WPP Group plc common stock)	9,000,000	8,842,500

		25,060,000

Retail: Specialty—0.4%
Amazon.com, Inc.:
4.75% CV Sub. Debs., 2/1/09[1]	5,000,000	1,875,000
4.75% CV Sub. Debs., 2/1/09	3,000,000	1,125,000

		3,000,000

Consumer Staples—4.6%

Broadcasting—3.0%
Charter Communications, Inc., 5.75% CV Bonds, 10/15/05[1]	7,000,000	8,566,250

Clear Channel Communications, Inc., 2.625% CV Sr. Nts., 4/1/03	12,000,000	12,090,000

EchoStar Communications Corp., 4.875% CV Nts., 1/1/07[1]	7,000,000	5,285,000

		25,941,250

Food & Drug Retailers—1.6%
Alkermes, Inc., 3.75% CV Sub. Nts., 2/15/07	6,000,000	3,907,500

Costco Cos., Inc., Zero Coupon CV Sub. Nts., 1.73%, 8/19/17[3]	10,000,000	9,600,000

		13,507,500

Energy—4.1%

Energy Services—2.5%
Diamond Offshore Drilling, Inc., 3.75% CV Unsec. Sub. Nts.,
2/15/07	6,000,000	6,615,000

Nabors Industries, Inc., Zero Coupon Sr. CV Unsec. Nts., 2.43%, 6/20/20[3]	12,000,000	9,135,000

Pride International, Inc., Zero Coupon CV Sub. Debs., 6.51%,
4/24/18[3]	12,000,000	5,100,000

		20,850,000

Oil: Domestic—1.6%
Devon Energy Corp., 4.95% CV Sr. Unsec. Debs., 8/15/08
(CV into Chevron Corp. common stock)	8,000,000	7,620,000

Kerr-McGee Corp., 5.25% CV Unsec. Sub. Nts., 2/15/10	5,000,000	6,275,000

		13,895,000

Financial—0.4%

Diversifed Financial—0.4%
Ameritrade Holding Corp.:
5.75% CV Nts., 8/1/04[1]	2,000,000	950,000
5.75% CV Nts., 8/1/04	5,000,000	2,375,000

		3,325,000

13 OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Principal Amount	Market Value See Note 1

Healthcare—8.9%

Healthcare/Drugs—8.9%
Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07	$7,000,000	$5,180,000

ALZA Corp., Zero Coupon Cv. Unsec. Sub. Debs., 2.81%, 7/28/20[1,3]	10,000,000	6,962,500

Athena Neurosciences, Inc., 4.75% Gtd. Cv. Nts., 11/15/04
(cv. into Elan Corp. plc common stock)	5,000,000	6,650,000

Centocor, Inc., 4.75% Cv. Unsec. Sub. Debs., 2/15/05
(cv. into Johnson & Johnson common stock)	6,000,000	8,205,000

Gilead Sciences, Inc., 5% Cv. Nts., 12/15/07[1]	5,000,000	5,131,250

Human Genome Sciences, Inc., 3.75% Cv. Unsec. Sub. Nts., 3/15/07[1]	6,000,000	5,070,000

Roche Holdings, Inc., Zero Coupon Cv. Liquid Yield Option Nts.:
2.31%, 1/19/15 (cv. into Genentech, Inc. common stock)[1,3]	14,000,000	12,652,500
4.78%, 4/20/10[1,3]	15,000,000	8,719,500

Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07	5,000,000	5,218,750

Teva Pharmaceutical Industries Ltd., 1.50% Cv. Nts., 10/15/05[1]	7,000,000	7,700,000

Vertex Pharmaceuticals, Inc., 5% Cv. Unsec. Sub. Nts., 9/19/07[1]	5,000,000	4,875,000

		76,364,500

Technology—18.1%

Communications Equipment—2.6%
Comverse Technology, Inc., 1.50% Cv. Sr. Nts., 12/1/05[1]	6,000,000	6,742,500

Corning, Inc., Zero Coupon Cv. Sr. Unsec. Debs., 1.79%, 11/8/15[3]	22,000,000	15,702,500

		22,445,000

Computer Hardware—3.7%
Hewlett-Packard Co., Zero Coupon Cv. Sr. Liquid Yield Option Nts.,
2.38%, 10/14/17[3]	20,000,000	10,650,000

Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07	10,000,000	10,212,500

Redback Networks, Inc., 5% Cv. Unsec. Sub. Nts., 4/1/07	8,000,000	4,490,000

Symbol Technologies, Inc., 5.75% Cv. Sub. Nts., 1/1/03	7,000,000	6,615,000

		31,967,500

Computer Services—1.0%
CheckFree Corp., 6.50% Cv. Nts., 12/1/06	5,000,000	4,500,000

Critical Path, Inc., 5.75% Cv. Sub. Nts., 4/1/05	6,000,000	4,012,500

		8,512,500

Computer Software—3.1%
Aspen Technology, Inc., 5.25% Cv. Sub. Debs., 6/15/05	4,500,000	3,735,000

BEA Systems, Inc., 4% Cv. Nts., 12/15/06	2,000,000	4,160,000

Mercury Interactive Corp., 4.75% Cv. Nts., 7/1/07[1]	6,000,000	6,315,000

Rational Software Corp., 5% Cv. Sub. Nts., 2/1/07[1]	5,000,000	6,431,250

Tecnomatix Technologies Ltd., 5.25% Cv. Sub. Nts., 8/15/04	5,000,000	3,256,250

Veritas Software Corp., 1.856% Cv. Sub. Nts., 8/13/06	1,000,000	2,495,000

		26,392,500

14 OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal Amount	Market Value See Note 1

Electronics—7.7%
Analog Devices, Inc., 4.75% Cv. Sub. Nts., 10/1/05[1]	$12,000,000	$10,590,000

ASM Lithography Holding NV, 4.25% Cv. Nts., 11/30/04[1]	7,000,000	6,501,250

Cypress Semiconductor Corp., 4% Cv. Unsec. Nts., 2/1/05	8,000,000	6,230,000

International Rectifier Corp.:
4.25% Cv. Sub. Nts., 7/15/07[1]	6,000,000	4,020,000
4.25% Cv. Unsec. Sub. Nts., 7/15/07	1,000,000	670,000

LSI Logic Corp., 4% Cv. Unsec. Sub. Nts., 2/15/05	8,000,000	5,720,000

Semtech Corp., 4.50% Cv. Sub. Nts., 2/1/07	5,000,000	3,756,250

Thermo Electron Corp., 4% Cv. Unsec. Sub. Nts., Series RG, 1/15/05	11,999,999	11,205,000

TranSwitch Corp.,4.50% Cv. Unsec. Unsub. Nts., 9/12/05[1]	6,000,000	5,332,500

TriQuint Semiconductor, Inc., 4% Cv. Sub. Nts., 3/1/07	5,000,000	4,331,250

Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05	10,000,000	8,025,000

		66,381,250

Total Convertible Corporate Bonds and Notes (Cost $527,103,676)		489,390,208
	Shares

Preferred Stocks—29.9%

Basic Materials—0.8%

Paper—0.8%
International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg.
(Cv. into International Paper Co. common stock)	150,000	6,712,500

Capital Goods—2.9%

Aerospace/Defense—1.1%
Coltec Capital Trust, 5.25% Cv., Term Income Deferrable Equity Securities
(Cv. into B.F. Goodrich Co. common stock)	100,000	3,962,500

Continental Air Finance Trust II, 6% Cum. Cv. Term Income
Deferrable Equity Securities[2,4]	110,000	5,698,550

		9,661,050

Industrial Services—0.6%
Sensormatic Electronics Corp.:
6.50% Cv.[1]	150,000	4,106,250
6.50% Cv., Non-Vtg.	25,000	684,375

		4,790,625

Manufacturing—1.2%
Ingersoll-Rand Co., 6.75% Cv. Preferred Redeemable Increased
Dividend Equity Securities, Non-Vtg.	250,000	5,328,125

Sealed Air Corp., $2.00 Cv., Series A	150,000	4,837,500

		10,165,625

15 OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Market Value See Note 1

Consumer Cyclicals—1.6%

Consumer Services—1.6%
Cox Communications, Inc., 7% Cv. Preferred Redeemable Increased
Dividend Equity Securities, Non-Vtg.	120,000	$7,440,000

Entercom Communications Capital Trust, 6.25% Cum. Cv.	140,000	6,597,500

		14,037,500

Consumer Staples—3.2%

Entertainment—1.3%
Seagram Co. Ltd. (The), 7.50% Automatic Common Exchangeable Securities	100,000	5,187,500

Wendy’s Financing I, $2.50 Term Convertible Securities, Series A
(cv. into Wendy's International, Inc. common stock)	100,000	5,450,000

		10,637,500

Food—0.7%
Suiza Capital Trust II/Suiza Foods Corp., 5.50% Cv. Cum., Non-Vtg.	170,000	6,162,500

Food & Drug Retailers—0.6%
CVS Corp. Automatic Common Exchange Security Trust, 6% Cv.Trust
Automatic Common Exchange Securities	50,000	4,993,750

Household Goods—0.6%
Newell Financial Trust I, 5.25% Cv. Quarterly Income Preferred Securities,
Non-Vtg.	170,000	5,482,500

Energy—2.6%

Energy Services—0.6%
Weatherford International, Inc., 5% Cv.	110,000	5,403,750

Oil: Domestic—2.0%
Apache Corp., 6.50% Cv. Automatic Common Exchange Securities	100,000	6,018,750

Kerr-McGee Corp., 5.50% Cv. Unsec. Debt Exchangeable for Common Stock
of Devon Energy Corp.	100,000	5,512,500

Unocal Capital Trust, 6.25% Cum. Cv., Non-Vtg.	110,000	5,472,500

		17,003,750

Communications Services—4.1%

Telecommunications: Long Distance—2.1%
Global Crossing Ltd., 7% Cum. Cv.	60,000	7,327,500

McLeodUSA, Inc., 6.75% Cv., Series A	10,000	3,944,687

Qwest Trends Trust, 5.75% Cv.[1]	100,000	6,875,000

		18,147,187

Telephone Utilities—0.7%
BroadWing, Inc., 6.75% Cv., Series B	150,000	6,337,500

Telecommunications: Wireless—1.3%
Crown Castle International Corp., 6.25% Cv.	110,000	4,977,500

MediaOne Group, Inc., 6.25% Cv. Premium Income Exchangeable Securities
(exchangeable for Airtouch Communications, Inc. common stock)	75,000	6,093,750

		11,071,250

16 OPPENHEIMER CONVERTIBLE SECURITIES FUND

		Market Value See Note 1
	Shares

Financial—6.1%

Banks—1.0%
National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a purchase contract entitling the holder to exchange ExCaps for ordinary shares)[5]	300,000	$8,587,500

Insurance—1.9%
ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend Equity Securities, Non-Vtg.	60,000	5,160,000

MetLife Capital Trust I, 8% Cv., Non-Vtg.	100,000	10,950,000

		16,110,000

Real Estate Investment Trusts—2.5%
Equity Residential Properties Trust, 7.25% Cv., Series G	350,000	8,728,125

General Growth Properties, Inc., 7.25% Cv. Preferred Income Equity Redeemable Stock	250,000	6,125,000

Vornado Realty Trust, 6.50% Cv., Series A	120,000	6,480,000

		21,333,125

Savings & Loans—0.7%
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable Stock, Units (each unit consists of one preferred plus one warrant to purchase 5.3355 shares of Sovereign Bancorp common stock)[5]	120,000	5,820,000

Healthcare—2.4%

Healthcare/Drugs—1.8%
Biovail Corp., 6.75% Cv.	70,000	5,005,000

Pharmacia Corp., 6.50% Cv. Adjustable Conversion-rate Equity Security	200,000	10,362,500

		15,367,500

Healthcare/Supplies & Services—0.6%
McKesson Financial Trust, 5% Cv., Non-Vtg.	100,000	5,200,000

Technology—1.5%

Computer Software—1.5%
Tribune Co., 2% Unsec. Participation Hybrid Option Note Exchangeable Securities (exchangeable for shares of America Online, Inc.)	150,000	12,918,750

Transportation—1.1%

Railroads & Truckers—1.1%
Union Pacific Capital Trust, 6.25% Cum. Cv. Term Income Deferrable Equity Securities, Non-Vtg.	200,000	9,350,000

Utilities—3.6%

Electric Utilities—2.6%
AES Trust VII, 6% Cv.[4]	140,000	9,537,500

Calpine Capital Trust III, 5% Cv., Remarketable Term Income Deferrable Equity Securities[1]	140,000	8,452,500

SEI Trust I, 6.25% Cum. Cv., Series A4	75,000	4,650,000

		22,640,000

17 OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Continued

	Shares	Market Value See Note 1

Gas Utilities—1.0%
El Paso Energy Corp. Capital Trust I, 4.75% CV	100,000	$8,900,000

Total Preferred Stocks (Cost $241,036,427)		256,833,862

Common Stocks—2.8%
Charter One Financial, Inc.	200,000	5,775,000

Chase Manhattan Corp.	150,000	6,815,625

Citigroup, Inc.	150,000	7,659,375

Danskin, Inc.[4,6]	2,610,710	417,714

Danskin, Inc. Restricted Common Shares[2,4,6]	2,015,119	199,497

Hudson Hotels Corp.[4,6]	555,556	709,200

News Corp. Ltd. (The), Sponsored ADR, Preference	80,000	2,325,000

Total Common Stocks (Cost $24,844,411)		23,901,411

	Units

Rights, Warrants and Certificates—0.0%
Danskin, Inc. Wts., Exp. 10/8/042,6	367,801	14,712

Portion of Danskin, Inc. Promissory Nt., to be used to purchase
53,309 shares of restricted common stock in rights offering[2,6]	—	15,993

Total Rights, Warrants and Certificates (Cost $15,993)		30,705

	Principal Amount

Structured Instruments—4.1%
Bank of America NA, Lucent Market Indexed Deposits, 6%, 2/9/02	$10,000,000	3,193,000

Credit Suisse First Boston Corp. (New York Branch), Carnival Corp.
Equity Linked Nts., 7%, 7/17/02[2]	8,000,166	10,200,212

Deutsche Bank AG/AT&T Corp. Linked Nts., 3.10%, 11/5/02[2]	8,000,000	6,980,000

Lehman Brothers Holdings, Inc., Ten Uncommon Values Index
Basket Adjusting Structured Equity Securities, 0.25%, 7/8/03	10,000,000	8,775,000

Merrill Lynch & Co., Inc., Medium-Term Stock-Linked Nts.,
Series B, 7%, 7/8/02 (linked to the performance of
The Gap, Inc. common stock)	7,000,000	6,300,000

Total Structured Instruments (Cost $43,056,522)		35,448,212

Repurchase Agreements—4.5%
Repurchase agreement with Banc One Capital Markets, Inc., 5.75%, dated 12/29/00, to be repurchased at $38,815,783 on 1/2/01,
collateralized by U.S. Treasury Bonds, 6.625%–11.25%, 2/15/15–2/15/27,
with a value of $7,195,724 and US Treasury Nts., 5%–7.875%,1/31/01–
8/15/07, with a value of $32,426,332 (Cost $38,791,000)	38,791,000	38,791,000

Total Investments, at Value (Cost $874,848,029)	98.4%	844,395,398

Other Assets Net of Liabilities	1.6	13,455,143

Net Assets	100.0%	$857,850,541

18 OPPENHEIMER CONVERTIBLE SECURITIES FUND

Footnotes to Statement of Investments
1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $197,180,750 or 22.99% of the Fund's net assets as of December 31, 2000.
2.	Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.
3.	Zero coupon bond reflects the effective yield on the date of purchase.
4.	Non-income-producing security.
5.	Units may be composed of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6.	Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2000. The aggregrate fair value of securities of affiliated companies held by the Fund as of December 31, 2000, amounts to $1,357,117.
Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units December 31, 1999	Gross Additions	Gross Reductions	Shares/Units December 31, 2000

Danskin, Inc.	3,408,210	—	797,500	2,610,710
Danskin, Inc., Restricted Common Shares	289,251	1,725,868	—	2,015,119
Danskin, Inc., $88.2722 CV, Series D (CV into
1,471,203 restricted common shares)	88	—	88	—
Danskin, Inc. Wts., Exp. 10/8/04	367,801	—	—	367,801
Hudson Hotels Corp.	—	555,556	—	555,556
Portion of Danskin, Inc. Promissory Nt.,
to be used to purchase 53,309 shares of
restricted common stock in rights offering	—	—	—	—

See accompanying Notes to Financial Statements.

19 OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES December 31, 2000

Assets
Investments, at value—see accompanying statement:
Unaffiliated companies (cost $869,238,074)	$843,038,281
Affiliated companies (cost $5,609,955)	1,357,117

844,495,398

Receivables and other assets:
Shares of beneficial interest sold	10,785,872
Investments sold	8,640,728
Interest and dividends	6,956,620
Other	191,409

Total assets	870,970,027

Liabilities
Bank overdraft	105,014

Payables and other liabilities:
Investments purchased	7,946,987
Shares of beneficial interest redeemed	3,860,287
Distribution and service plan fees	552,756
Accrued taxes	149,217
Transfer and shareholder servicing agent fees	145,257
Trustees’ compensation	111,524
Other	248,444

Total liabilities	13,119,486

Net Assets	$857,850,541

Composition of Net Assets
Paid-in capital	$890,105,568

Undistributed net investment income	2,917,576

Accumulated net realized loss on investment transactions	(4,721,136)

Net unrealized depreciation on investments	(30,451,467)

Net Assets	$857,850,541

20 OPPENHEIMER CONVERTIBLE SECURITIES FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redempton price per share (based on net assets of
$210,902,791 and 15,227,570 shares of beneficial interest outstanding)	$13.85
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)	$14.69

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $373,859,631
and 26,949,064 shares of beneficial interest outstanding)	$13.87

Class C Shares:
Net asset value, redemption price (excluding applicable contingent deferred sales charge) and offering price per share (based on net assets of $91,566,800
and 6,614,724 shares of beneficial interest outstanding)	$13.84

Class M Shares:
Net asset value and redemption price per share (based on net assets of
$181,521,319 and 13,114,316 shares of beneficial interest outstanding)	$13.84
Maximum offering price per share (net asset value plus sales charge
of 3.25% of offering price)	$14.30

See accompanying Notes to Financial Statements.

21 OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2000

Investment Income

Interest (net of foreign withholding taxes of $28,574)	$35,581,017

Dividends (net of foreign withholding taxes of $15,362)	15,293,020

Total income	50,874,037

Expenses

Management fees	4,428,354

Distribution and service plan fees:
Class A	487,802
Class B	4,187,467
Class C	965,812
Class M	1,562,700

Transfer and shareholder servicing agent fees:
Class A	271,669
Class B	566,847
Class C	127,661
Class M	269,812

Accounting service fees	289,525

Custodian fees and expenses	80,410

Trustees’ compensation	62,955

Revolving credit interest	8,174

Other	559,680

Total expenses	13,868,868
Less expenses paid indirectly	(44,728)

Net expenses	13,824,140

Net Investment Income	37,049,897

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Unaffiliated companies (including premiums on options exercised)	65,210,984
Affiliated companies	(806,598)
Closing and expiration of option contracts written	766,248

Net realized gain	65,170,634

Net change in unrealized depreciation on investments	(150,205,007)

Net realized and unrealized loss	(85,034,373)

Net Decrease in Net Assets Resulting from Operations	$(47,984,476)

See accompanying Notes to Financial Statements.

22 OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31,	2000	1999

Operations

Net investment income	$37,049,897	$38,292,215

Net realized gain (loss)	65,170,634	70,071,773

Net change in unrealized appreciation (depreciation)	(150,205,007)	86,533,925

Net increase (decrease) in net assets resulting from operations	(47,984,476)	194,897,913

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(10,113,441)	(9,741,207)
Class B	(15,140,454)	(15,529,379)
Class C	(3,500,021)	(3,532,239)
Class M	(8,322,743)	(9,489,390)

Distributions from net realized gain:
Class A	(15,118,095)	(14,347,902)
Class B	(26,757,914)	(28,098,374)
Class C	(6,541,994)	(6,147,578)
Class M	(13,030,290)	(15,305,909)

Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A	26,434,814	(21,379,419)
Class B	6,336,358	(54,697,711)
Class C	12,799,188	(23,083,766)
Class M	(21,626,824)	(52,420,296)

Net Assets

Total decrease	(122,565,892)	(58,875,257)

Beginning of period	980,416,433	1,039,291,690

End of period (including undistributed net investment
income of $2,917,576 and $1,602,392, respectively)	$857,850,541	$980,416,433

See accompanying Notes to Financial Statements.

23 OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended December 31,	2000	1999	1998	1997	1996[1]

Per Share Operating Data

Net asset value, beginning of period	$16.36	$14.84	$15.32	$14.27	$13.96

Income (loss) from investment operations:
Net investment income	.72	.70	.70	.71 [2]	.73 [2]
Net realized and unrealized gain (loss)	(1.45)	2.66	(.08)	1.93 [2]	.65 [2]

Total income (loss) from
investment operations	(.73)	3.36	.62	2.64	1.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.72)	(.70)	(.70)	(.72)	(.72)
Distributions from net realized gain	(1.06)	(1.14)	(.40)	(.87)	(.35)

Total dividends and/or distributions
to shareholders	(1.78)	(1.84)	(1.10)	(1.59)	(1.07)

Net asset value, end of period	$13.85	$16.36	$14.84	$15.32	$14.27

Total Return, at Net Asset Value[3]	(4.81)%	23.37%	4.08%	18.77%	10.13%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$210,903	$220,671	$221,693	$192,212	$93,578

Average net assets (in thousands)	$225,938	$207,008	$220,423	$145,929	$41,617

Ratios to average net assets:[4]
Net investment income	4.42%	4.55%	4.55%	4.58%	5.11%
Expenses	0.90%	0.95%	0.93%[5]	0.95%[5]	0.98%[5]
Expenses, net of interest expense[6]	N/A	N/A	0.93%[5]	0.95%[5]	0.97%[5]

Portfolio turnover rate	127%	95%	90%	79%	53%

1.	On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2.	Per share information has been determined based on average shares outstanding for the period.
3.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.	Annualized for periods of less than one full year.
5.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6.	During the periods shown above, the Fund’s interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

24 OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class B Year Ended December 31,	2000	1999	1998	1997	1996[1]

Per Share Operating Data

Net asset value, beginning of period	$16.38	$14.87	$15.35	$14.29	$13.98

Income (loss) from investment operations:
Net investment income	.59	.59	.58	.59 [2]	.62 [2]
Net realized and unrealized gain (loss)	(1.45)	2.65	(.08)	1.94 [2]	.65 [2]

Total income (loss) from investment
operations	(.86)	3.24	.50	2.53	1.27

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.59)	(.59)	(.58)	(.60)	(.61)
Distributions from net realized gain	(1.06)	(1.14)	(.40)	(.87)	(.35)

Total dividends and/or distributions
to shareholders	(1.65)	(1.73)	(.98)	(1.47)	(.96)

Net asset value, end of period	$13.87	$16.38	$14.87	$15.35	$14.29

Total Return, at Net Asset Value[3]	(5.55)%	22.35%	3.30%	17.93%	9.28%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$373,860	$431,370	$445,544	$383,755	$211,176

Average net assets (in thousands)	$418,592	$414,611	$441,677	$296,426	$113,784

Ratios to average net assets:[4]
Net investment income	3.62%	3.79%	3.79%	3.80%	4.31%
Expenses	1.70%	1.71%	1.69%[5]	1.72%[5]	1.75%[5]
Expenses, net of interest expense[6]	N/A	N/A	1.69%[5]	1.72%[5]	1.73%[5]

Portfolio turnover rate	127%	95%	90%	79%	53%

1.	On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2.	Per share information has been determined based on average shares outstanding for the period.
3.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.	Annualized for periods of less than one full year.
5.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6.	During the periods shown above, the Fund’s interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

25 OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended December 31,	2000	1999	1998	1997	1996[1,2]

Per Share Operating Data

Net asset value, beginning of period	$16.35	$14.84	$15.32	$14.27	$14.03

Income (loss) from investment operations:
Net investment income	.59	.59	.58	.59 [3]	.50 [3]
Net realized and unrealized gain (loss)	(1.45)	2.65	(.08)	1.93 [3]	.59 [3]

Total income (loss) from investment
operations	(.86)	3.24	.50	2.52	1.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.59)	(.59)	(.58)	(.60)	(.50)
Distributions from net realized gain	(1.06)	(1.14)	(.40)	(.87)	(.35)

Total dividends and/or distributions
to shareholders	(1.65)	(1.73)	(.98)	(1.47)	(.85)

Net asset value, end of period	$13.84	$16.35	$14.84	$15.32	$14.27

Total Return, at Net Asset Value[4]	(5.56)%	22.41%	3.32%	17.88%	7.74%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$91,567	$94,352	$108,339	$85,397	$38,312

Average net assets (in thousands)	$96,574	$94,329	$105,974	$62,343	$18,550

Ratios to average net assets:[5]
Net investment income	3.62%	3.80%	3.81%	3.82%	4.32%
Expenses	1.70%	1.70%	1.68%[6]	1.70%[6]	1.68%[6]
Expenses, net of interest expense [7]	N/A	N/A	1.68%[6]	1.70%[6]	1.67%[6]

Portfolio turnover rate	127%	95%	90%	79%	53%

1.	On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2.	For the period from March 11, 1996 (inception of offering) to December 31, 1996.
3.	Per share information has been determined based on average shares outstanding for the period.
4.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5.	Annualized for periods of less than one full year.
6.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7.	During the periods shown above, the Fund’s interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

26 OPPENHEIMER CONVERTIBLE SECURITIES FUND

Class M Year Ended December 31,	2000	1999	1998	1997	1996[1]

Per Share Operating Data

Net asset value, beginning of period	$16.35	$14.84	$15.32	$14.27	$13.96

Income (loss) from investment operations:
Net investment income	.64	.63	.62	.62 [2]	.65 [2]
Net realized and unrealized gain (loss)	(1.45)	2.65	(.08)	1.94 [2]	.66 [2]

Total income (loss) from investment
operations	(.81)	3.28	.54	2.56	1.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.64)	(.63)	(.62)	(.64)	(.65)
Distributions from net realized gain	(1.06)	(1.14)	(.40)	(.87)	(.35)

Total dividends and/or distributions
to shareholders	(1.70)	(1.77)	(1.02)	(1.51)	(1.00)

Net asset value, end of period	$13.84	$16.35	$14.84	$15.32	$14.27

Total Return, at Net Asset Value[3]	(5.30)%	22.74%	3.58%	18.19%	9.58%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$181,521	$234,023	$263,716	$297,292	$274,043

Average net assets (in thousands)	$213,617	$235,419	$288,953	$285,621	$264,936

Ratios to average net assets:[4]
Net investment income	3.90%	4.06%	4.02%	4.05%	4.59%
Expenses	1.42%	1.45%	1.43%[5]	1.46%[5]	1.58%[5]
Expenses, net of interest expense[6]	N/A	N/A	1.43%[5]	1.46%[5]	1.55%[5]

Portfolio turnover rate	127%	95%	90%	79%	53%

1.	On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2.	Per share information has been determined based on average shares outstanding for the period.
3.	Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.	Annualized for periods of less than one full year.
5.	Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6.	During the periods shown above, the Fund’s interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

27 OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies
Oppenheimer Convertible Securities Fund (the Fund), a portfolio of Oppenheimer Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and M have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities A-5 Appendix A RATINGS DEFINITIONS Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations. Moody's Investors Service, Inc. ------------------------------------------------------------------------------ Long-Term (Taxable) Bond Ratings Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities. A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well. Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol. Short-Term Ratings - Taxable Debt These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year: Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations. Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. Not Prime: Issuer does not fall within any Prime rating category. Standard & Poor's Rating Services ------------------------------------------------------------------------------ Long-Term Credit Ratings AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong. BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, and C Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation, and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC: Bonds rated "CC" are currently highly vulnerable to nonpayment. C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying. D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks. Short-Term Issue Credit Ratings A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong. A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Fitch, Inc. ------------------------------------------------------------------------------ International Long-Term Credit Ratings Investment Grade: AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. Speculative Grade: BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default. DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations. Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below). ------------------------------------------------------------------------------ International Short-Term Credit Ratings ------------------------------------------------------------------------------ F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade. B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. D: Default. Denotes actual or imminent payment default. B-1 Appendix B ------------------------------------------------------------------------------ Industry Classifications ------------------------------------------------------------------------------ Aerospace/Defense Food and Drug Retailers Air Transportation Gas Utilities Asset-Backed Health Care/Drugs Auto Parts and Equipment Health Care/Supplies & Services Automotive Homebuilders/Real Estate Bank Holding Companies Hotel/Gaming Banks Industrial Services Beverages Information Technology Broadcasting Insurance Broker-Dealers Leasing & Factoring Building Materials Leisure Cable Television Manufacturing Chemicals Metals/Mining Commercial Finance Nondurable Household Goods Communication Equipment Office Equipment Computer Hardware Oil - Domestic Computer Software Oil - International Conglomerates Paper Consumer Finance Photography Consumer Services Publishing Containers Railroads and Truckers Convenience Stores Restaurants Department Stores Savings & Loans Diversified Financial Shipping Diversified Media Special Purpose Financial Drug Wholesalers Specialty Printing Durable Household Goods Specialty Retailing Education Steel Electric Utilities Telecommunications - Long Distance Electrical Equipment Telephone - Utility Electronics Textile, Apparel & Home Furnishings Energy Services & Producers Tobacco Entertainment/Film Trucks and Parts Environmental Wireless Food C-16 Appendix C OppenheimerFunds Special Sales Charge Arrangements and Waivers In certain cases, the initial sales charge that applies to purchases of Class A shares2 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds. For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, (2) non-qualified deferred compensation plans, (3) employee benefit plans4 (4) Group Retirement Plans5 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies). There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."6 This waiver provision applies to: - Purchases of Class A shares aggregating $1 million or more. - Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. - Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or (2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases. - Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: (1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). (2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments. (3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). - Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001. II. Waivers of Class A Sales Charges of Oppenheimer Funds A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases): - The Manager or its affiliates. - Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. - Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees. - Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children). - Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares. - Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients. - "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares. - Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons. - Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts. - A unit investment trust that has entered into an appropriate agreement with the Distributor. - Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services. - Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995. - A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996. B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases): - Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. - Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor. - Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver. Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series. - Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor. C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: - To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. - Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus). - For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established. (2) To return excess contributions. (3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.7 (5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries. (9) Separation from service.8 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. - For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. A. Waivers for Redemptions in Certain Cases. The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus. - Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration. - Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver. - Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch. - Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose. - Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds. - Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund. (2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.10 (5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries.11 (9) On account of the participant's separation from service.12 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor. (11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. (12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually. (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver. - Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually. B. Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates. - Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Shares issued in plans of reorganization to which the Fund is a party. - Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees. IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include: Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for Value California Tax-Exempt Fund All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: - acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or - purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995. A. Reductions or Waivers of Class A Sales Charges. - - Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders. Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. -------------------------------------------------------------------------------- Initial Sales Initial Sales Number of Eligible Charge as a % of Charge as a % of Concession as % Employees or Members Offering Price Net Amount Invested of Offering Price -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 9 or Fewer 2.50% 2.56% 2.00% -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- At least 10 but not 2.00% 2.04% 1.60% more than 49 -------------------------------------------------------------------------------- For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus. Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor. - - Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: - Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds. - Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund: Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law. B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers. - - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: - withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts. - - Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); - withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption. V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc. The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds: Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account A. Prior Class A CDSC and Class A Sales Charge Waivers. - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first). Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and (1) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge. Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC. - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies; (5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and (6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above. Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund. B. Class A and Class B Contingent Deferred Sales Charge Waivers. In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund. VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc. Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%. VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: - the Manager and its affiliates, - present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees, - registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, - employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications, - dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and - dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services. ------------------------------------------------------------------------------ Oppenheimer Convertible Securities Fund ------------------------------------------------------------------------------ Internet Web Site: www.oppenheimerfunds.com ------------------------ Investment Advisor OppenheimerFunds, Inc. Two World Trade Center New York, New York 10048-0203 Distributor OppenheimerFunds Distributor, Inc. Two World Trade Center New York, New York 10048-0203 Transfer Agent OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217 1.800.525.7048 Custodian Bank The Bank of New York. One Wall Street New York, New York 10015 Independent Accountants KPMG LLP 707 Seventeenth Street Denver, Colorado 80202 Legal Counsel Mayer, Brown & Platt 1675 Broadway New York, New York 10019-5820 1234 PX0345.0701 -------- 1. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 2 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. 3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares. 4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 7 This provision does not apply to IRAs. 8 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 10 This provision does not apply to IRAs. 11 This provision does not apply to loans from 403(b)(7) custodial plans. 12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.